UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21563
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Short Duration Diversified Income Fund Semiannual Report April 30, 2011

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund intends to pay monthly cash distributions equal to $0.09 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.
With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2011
Eaton Vance
Short Duration Diversified Income Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Financial Statements	5
Annual Meeting of Shareholders	47
Board of Trustees’ Contract Approval	48
Officers and Trustees	51
Important Notices	52

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2011
Portfolio Managers Payson F. Swaffield, CFA; Mark S. Venezia, CFA; Susan Schiff, CFA; Scott H. Page, CFA; Catherine C. McDermott
Performance1

New York Stock Exchange (NYSE) Symbol
Inception Date (2/28/05)	EVG

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.45
One Year	6.88
Five Years	8.00
Since Inception	7.42

% Average Annual Total Returns at market price, NYSE

Six Months	-1.07
One Year	2.54
Five Years	8.73
Since Inception	5.83

% Premium/(Discount) to NAV (4/30/11)	(8.75)

Distributions

Total Distributions per share (10/31/10 – 4/30/11)	$0.620
Distribution Rate at NAV[2]	5.87%
Distribution Rate at market price[2]	6.43%

% Total Leverage[3]

Derivatives	38.5
Borrowings	15.5

Comparative Performance[4]	% Return

Lipper Global Income Funds Average at NAV*

Six Months	6.21
One Year	14.56
Five Years	9.04
Since Inception (2/28/05)	8.68
* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2011
Fund Profile

Asset Allocations5 (% of total leveraged assets)

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Performance results reflect the effects of leverage.

2.	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

3.	The use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its borrowings, which could be reduced if Fund asset values decline.

4.	It is not possible to invest in a Lipper classification. Lipper Average reflects the average annual total return, at NAV, of funds in the same Lipper classification as the Fund.

5.	Total leveraged assets include all assets of the Fund (including those acquired with financial leverage), the notional value of long and short forward foreign currency contracts and other foreign obligations derivatives held by the Fund. Fund Allocations as a percentage of the Fund’s net assets amounted to 217.3%. Fund Allocations are subject to change due to active management. Please refer to the definition of total leveraged assets within the Notes to Consolidated Financial Statements included herein.
Important Notice to Shareholders Effective April 29, 2011, the Fund’s portfolio management team includes Payson F. Swaffield, Mark S. Venezia, Susan Schiff, Scott H. Page and Catherine C. McDermott.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 44.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 0.6%

DAE Aviation Holdings, Inc.
	111	Term Loan, 5.28%, Maturing July 31, 2014	$111,925
	115	Term Loan, 5.28%, Maturing July 31, 2014	116,186
Doncasters (Dundee HoldCo 4 Ltd.)
	114	Term Loan, 4.21%, Maturing July 13, 2015	111,534
	114	Term Loan, 4.71%, Maturing July 13, 2015	111,534
GBP	250	Term Loan - Second Lien, 6.63%, Maturing January 13, 2016	397,752
Evergreen International Aviation
	174	Term Loan, 10.50%, Maturing October 31, 2011(2)	172,246
International Lease Finance Co.
	500	Term Loan, 6.75%, Maturing March 17, 2015	503,795
TransDigm, Inc.
	449	Term Loan, 4.00%, Maturing February 14, 2017	454,380

			$1,979,352

Automotive — 2.7%

Adesa, Inc.
	677	Term Loan, 2.97%, Maturing October 18, 2013	$676,094
Allison Transmission, Inc.
	757	Term Loan, 2.99%, Maturing August 7, 2014	757,340
Delphi Automotive
	1,675	Term Loan, 5.00%, Maturing April 14, 2017	1,673,828
Federal-Mogul Corp.
	557	Term Loan, 2.15%, Maturing December 28, 2015	544,637
	944	Term Loan, 2.17%, Maturing December 29, 2014	922,393
Ford Motor Co.
	768	Term Loan, 2.97%, Maturing December 16, 2013	769,802
Goodyear Tire & Rubber Co.
	3,175	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	3,136,106
Metaldyne, LLC
	199	Term Loan, 7.75%, Maturing October 28, 2016	203,975
TriMas Corp.
	357	Term Loan, 6.00%, Maturing August 2, 2011	359,447
	273	Term Loan, 6.00%, Maturing December 15, 2015	275,449

			$9,319,071

Building and Development — 0.2%

Brickman Group Holdings, Inc.
	249	Term Loan, 7.25%, Maturing October 14, 2016	$254,882
Panolam Industries Holdings, Inc.
	116	Term Loan, 8.25%, Maturing December 31, 2013	107,713
RE/MAX International, Inc.
	415	Term Loan, 5.50%, Maturing April 15, 2016	417,318

			$779,913

Business Equipment and Services — 4.0%

Activant Solutions, Inc.
	65	Term Loan, 2.31%, Maturing May 2, 2013	$65,217
	392	Term Loan, 4.81%, Maturing February 2, 2016	392,009
Acxiom Corp.
	407	Term Loan, 3.27%, Maturing March 15, 2015	406,182
Advantage Sales & Marketing, Inc.
	374	Term Loan, 5.25%, Maturing December 18, 2017	376,477
Affinion Group, Inc.
	1,041	Term Loan, 5.00%, Maturing October 10, 2016	1,044,742
Dealer Computer Services, Inc.
	475	Term Loan, 3.75%, Maturing April 20, 2018	479,647
Education Management, LLC
	842	Term Loan, 2.06%, Maturing June 3, 2013	829,348
Fifth Third Processing Solution
	175	Term Loan, 5.50%, Maturing November 3, 2016	176,374
First American Corp.
	248	Term Loan, 4.75%, Maturing April 12, 2016	249,521
Language Line, LLC
	449	Term Loan, 6.25%, Maturing June 20, 2016	453,364
Mitchell International, Inc.
	187	Term Loan, 2.31%, Maturing March 28, 2014	181,221
NE Customer Service
	398	Term Loan, 6.00%, Maturing March 23, 2016	397,778
Protection One Alarm Monitor, Inc.
	372	Term Loan, 6.00%, Maturing May 16, 2016	374,091
Quintiles Transnational Corp.
	872	Term Loan, 2.31%, Maturing March 29, 2013	870,960
Sabre, Inc.
	1,337	Term Loan, 2.23%, Maturing September 30, 2014	1,238,425
Serena Software, Inc.
	1,185	Term Loan, 4.31%, Maturing March 10, 2016	1,181,297
Sitel (Client Logic)
	165	Term Loan, 5.79%, Maturing January 30, 2014	164,920
SunGard Data Systems, Inc.
	79	Term Loan, 1.98%, Maturing February 28, 2014	78,592
	2,238	Term Loan, 3.93%, Maturing February 26, 2016	2,251,691

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Travelport, LLC
EUR	526	Term Loan, 5.66%, Maturing August 21, 2015	$758,340
Valassis Communications, Inc.
	106	Term Loan, 2.56%, Maturing March 2, 2014	105,951
	468	Term Loan, 2.56%, Maturing March 2, 2014	466,771
West Corp.
	139	Term Loan, 2.73%, Maturing October 24, 2013	139,186
	965	Term Loan, 4.59%, Maturing July 15, 2016	974,327
	339	Term Loan, 4.61%, Maturing July 15, 2016	342,680

			$13,999,111

Cable and Satellite Television — 3.3%

Atlantic Broadband Finance, LLC
	253	Term Loan, 4.00%, Maturing March 8, 2016	$254,965
Bresnan Communications, LLC
	224	Term Loan, 4.50%, Maturing December 14, 2017	226,598
Charter Communications Operating, LLC
	782	Term Loan, 2.22%, Maturing March 6, 2014	782,433
CSC Holdings, Inc.
	1,455	Term Loan, 2.06%, Maturing March 29, 2016	1,460,044
Insight Midwest Holdings, LLC
	946	Term Loan, 2.02%, Maturing April 7, 2014	940,191
Kabel Deutschland GmbH
EUR	978	Term Loan, 3.46%, Maturing March 31, 2014	1,452,235
MCC Iowa, LLC
	1,939	Term Loan, 1.94%, Maturing January 31, 2015	1,933,181
NDS Finance, Ltd.
	275	Term Loan, 4.00%, Maturing March 12, 2018	276,203
ProSiebenSat.1 Media AG
EUR	232	Term Loan, 2.92%, Maturing June 26, 2015	333,554
EUR	9	Term Loan, 2.96%, Maturing July 3, 2015	13,537
EUR	56	Term Loan, 3.68%, Maturing March 6, 2015	76,502
EUR	56	Term Loan, 3.93%, Maturing March 4, 2016	76,502
UPC Broadband Holding B.V.
EUR	1,394	Term Loan, 4.71%, Maturing December 31, 2016	2,052,468
EUR	604	Term Loan, 4.96%, Maturing December 31, 2017	890,122
YPSO Holding SA
EUR	252	Term Loan, 4.95%, Maturing June 16, 2014(2)	338,873
EUR	97	Term Loan, 5.11%, Maturing June 16, 2014(2)	130,777
EUR	159	Term Loan, 5.11%, Maturing June 16, 2014(2)	213,373

			$11,451,558

Chemicals and Plastics — 2.4%

Celanese Holdings, LLC
	1,029	Term Loan, 3.30%, Maturing October 31, 2016	$1,038,717
Huntsman International, LLC
	567	Term Loan, 1.74%, Maturing April 21, 2014	563,139
	1,547	Term Loan, 2.77%, Maturing April 19, 2017	1,540,098
INEOS Group
	1,117	Term Loan, 7.50%, Maturing December 16, 2013	1,158,791
	1,118	Term Loan, 8.00%, Maturing December 16, 2014	1,159,503
MacDermid, Inc.
EUR	322	Term Loan, 3.40%, Maturing April 11, 2014	469,080
Momentive Performance Materials
	496	Term Loan, 3.75%, Maturing May 5, 2015	493,633
Nalco Co.
	299	Term Loan, 4.50%, Maturing October 5, 2017	301,609
Rockwood Specialties Group, Inc.
	475	Term Loan, 3.75%, Maturing February 9, 2018	480,344
Solutia, Inc.
	529	Term Loan, 3.50%, Maturing August 1, 2017	533,039
Styron S.A.R.L.
	399	Term Loan, 6.00%, Maturing August 2, 2017	403,612
Univar, Inc.
	299	Term Loan, 5.00%, Maturing June 30, 2017	301,895

			$8,443,460

Conglomerates — 1.7%

Goodman Global Holdings, Inc.
	373	Term Loan, 5.75%, Maturing October 28, 2016	$376,972
Jarden Corp.
	529	Term Loan, 3.24%, Maturing January 31, 2017	535,387
Manitowoc Company, Inc. (The)
	526	Term Loan, 5.31%, Maturing November 6, 2013	527,310
	59	Term Loan, 8.00%, Maturing November 6, 2014	59,779
RBS Global, Inc.
	2,000	Term Loan, 2.79%, Maturing July 19, 2013	2,000,000
RGIS Holdings, LLC
	37	Term Loan, 2.80%, Maturing April 30, 2014	36,055
	731	Term Loan, 2.81%, Maturing April 30, 2014	721,104
Service Master Co.
	45	Term Loan, 2.72%, Maturing July 24, 2014	44,517
	454	Term Loan, 2.76%, Maturing July 24, 2014	447,019
US Investigations Services, Inc.
	507	Term Loan, 3.06%, Maturing February 21, 2015	503,202

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

Walter Industries, Inc.
	450	Term Loan, 4.00%, Maturing April 2, 2018	$454,472

			$5,705,817

Containers and Glass Products — 0.9%

Berry Plastics Corp.
	524	Term Loan, 2.31%, Maturing April 3, 2015	$505,801
Consolidated Container Co.
	292	Term Loan, 2.44%, Maturing March 28, 2014	286,033
Crown Americas, Inc.
EUR	378	Term Loan, 2.65%, Maturing November 15, 2012	557,147
Graham Packaging Holdings Co.
	769	Term Loan, 6.75%, Maturing April 5, 2014	777,191
Reynolds Group Holdings, Inc.
	990	Term Loan, 4.25%, Maturing February 9, 2018	996,806

			$3,122,978

Cosmetics / Toiletries — 0.7%

Alliance Boots Holdings, Ltd.
EUR	1,000	Term Loan, 4.20%, Maturing July 5, 2015	$1,460,785
Bausch & Lomb, Inc.
	114	Term Loan, 3.46%, Maturing April 24, 2015	113,748
	467	Term Loan, 3.54%, Maturing April 24, 2015	467,889
Prestige Brands, Inc.
	404	Term Loan, 4.76%, Maturing March 24, 2016	407,763

			$2,450,185

Drugs — 0.2%

Pharmaceutical Holdings Corp.
	13	Term Loan, 4.47%, Maturing January 30, 2012	$12,812
Warner Chilcott Corp.
	154	Term Loan, 4.25%, Maturing March 15, 2018	155,732
	309	Term Loan, 4.25%, Maturing March 15, 2018	311,464
WC Luxco S.A.R.L.
	212	Term Loan, 4.25%, Maturing March 15, 2018	214,132

			$694,140

Ecological Services and Equipment — 0.2%

Big Dumpster Merger Sub, Inc.
	92	Term Loan, 2.47%, Maturing February 5, 2013	$77,720
Sensus Metering Systems, Inc.
	347	Term Loan, 7.00%, Maturing June 3, 2013	348,266
Wastequip, Inc.
	377	Term Loan, 2.47%, Maturing February 5, 2013	319,736

			$745,722

Electronics / Electrical — 1.8%

Aspect Software, Inc.
	371	Term Loan, 6.25%, Maturing April 19, 2016	$374,499
Edwards (Cayman Island II), Ltd.
	224	Term Loan, 5.50%, Maturing May 31, 2016	225,279
Freescale Semiconductor, Inc.
	939	Term Loan, 4.49%, Maturing December 1, 2016	940,455
Infor Enterprise Solutions Holdings
	250	Term Loan, 5.71%, Maturing March 2, 2014	225,781
	377	Term Loan, 5.97%, Maturing July 28, 2015	369,012
	722	Term Loan, 5.97%, Maturing July 28, 2015	717,756
	92	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	83,875
	158	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	145,617
Network Solutions, LLC
	467	Term Loan, 2.47%, Maturing March 7, 2014	461,415
NXP B.V.
	550	Term Loan, 4.50%, Maturing March 7, 2017	556,531
Open Solutions, Inc.
	312	Term Loan, 2.40%, Maturing January 23, 2014	279,681
Sensata Technologies Finance Co.
	960	Term Loan, 2.02%, Maturing April 26, 2013	955,619
Spectrum Brands, Inc.
	648	Term Loan, 5.01%, Maturing June 17, 2016	656,711
SS&C Technologies, Inc.
	298	Term Loan, 2.29%, Maturing November 23, 2012	299,412

			$6,291,643

Equipment Leasing — 0.2%

Hertz Corp.
	700	Term Loan, 3.75%, Maturing March 9, 2018	$707,194

			$707,194

Financial Intermediaries — 0.9%

Citco III, Ltd.
	635	Term Loan, 4.46%, Maturing June 30, 2014	$634,603
HarbourVest Partners, LLC
	261	Term Loan, 6.25%, Maturing December 14, 2016	262,929

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

Interactive Data Corp.
	450	Term Loan, 4.75%, Maturing February 12, 2018	$453,620
Jupiter Asset Management Group
GBP	114	Term Loan, 4.57%, Maturing March 17, 2015	190,545
LPL Holdings, Inc.
	113	Term Loan, 2.03%, Maturing June 28, 2013	113,453
	357	Term Loan, 4.25%, Maturing June 25, 2015	358,900
MSCI, Inc.
	690	Term Loan, 3.75%, Maturing March 14, 2017	697,523
Nuveen Investments, Inc.
	231	Term Loan, 3.29%, Maturing November 13, 2014	224,203
	269	Term Loan, 5.79%, Maturing May 12, 2017	270,745

			$3,206,521

Food Products — 0.7%

Acosta, Inc.
	250	Term Loan, 4.75%, Maturing March 1, 2018	$252,083
Dole Food Company, Inc.
	692	Term Loan, 5.22%, Maturing March 2, 2017	699,440
	279	Term Loan, 5.50%, Maturing March 2, 2017	281,606
Pierre Foods, Inc.
	274	Term Loan, 7.00%, Maturing September 30, 2016	276,076
Pinnacle Foods Finance, LLC
	1,031	Term Loan, 2.74%, Maturing April 2, 2014	1,029,201

			$2,538,406

Food Service — 2.3%

Aramark Corp.
	43	Term Loan, 2.12%, Maturing January 27, 2014	$42,417
	529	Term Loan, 2.18%, Maturing January 27, 2014	526,533
GBP	527	Term Loan, 2.82%, Maturing January 27, 2014	859,856
	77	Term Loan, 3.49%, Maturing July 26, 2016	77,041
	1,168	Term Loan, 3.56%, Maturing July 26, 2016	1,171,467
Buffets, Inc.
	34	Term Loan, 7.56%, Maturing April 22, 2015(2)	25,837
	297	Term Loan, 12.00%, Maturing April 21, 2015(2)	270,044
Burger King Corp.
	599	Term Loan, 4.50%, Maturing October 19, 2016	598,926
Del Monte Corp.
	750	Term Loan, 4.50%, Maturing March 8, 2018	754,158
DineEquity, Inc.
	321	Term Loan, 4.25%, Maturing October 19, 2017	325,744
Dunkin Brands, Inc.
	549	Term Loan, 4.25%, Maturing November 23, 2017	553,467
JRD Holdings, Inc.
	592	Term Loan, 2.47%, Maturing July 2, 2014	589,050
OSI Restaurant Partners, LLC
	637	Term Loan, 2.50%, Maturing June 14, 2014	625,574
	63	Term Loan, 3.29%, Maturing June 14, 2013	61,762
Selecta
EUR	741	Term Loan, 3.62%, Maturing June 28, 2015	1,003,203
U.S. Foodservice, Inc.
	500	Term Loan, 2.71%, Maturing July 3, 2014	484,791

			$7,969,870

Food / Drug Retailers — 1.2%

General Nutrition Centers, Inc.
	581	Term Loan, 4.25%, Maturing March 2, 2018	$583,971
NBTY, Inc.
	449	Term Loan, 4.25%, Maturing October 2, 2017	452,663
Rite Aid Corp.
	952	Term Loan, 1.98%, Maturing June 4, 2014	919,297
	413	Term Loan, 4.50%, Maturing February 28, 2018	412,118
Roundy’s Supermarkets, Inc.
	1,144	Term Loan, 7.00%, Maturing November 3, 2013	1,148,965
Supervalu, Inc.
	650	Term Loan, Maturing April 28, 2018(3)	646,750

			$4,163,764

Forest Products — 0.5%

Georgia-Pacific Corp.
	1,185	Term Loan, 2.31%, Maturing December 20, 2012	$1,187,097
	419	Term Loan, 3.56%, Maturing December 23, 2014	421,788

			$1,608,885

Health Care — 4.9%

Ascend Learning
	224	Term Loan, 7.75%, Maturing December 6, 2016	$224,812
Aveta Holdings, LLC
	128	Term Loan, 8.50%, Maturing April 14, 2015	128,668
	128	Term Loan, 8.50%, Maturing April 14, 2015	128,668
Biomet, Inc.
	748	Term Loan, 3.28%, Maturing March 25, 2015	748,016
EUR	338	Term Loan, 4.13%, Maturing March 25, 2015	500,839
Cardinal Health 409, Inc.
	409	Term Loan, 2.46%, Maturing April 10, 2014	399,398
Carestream Health, Inc.
	250	Term Loan, 5.00%, Maturing February 25, 2017	234,656

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Carl Zeiss Vision Holding GmbH
	360	Term Loan, 1.74%, Maturing October 24, 2014	$323,700
	40	Term Loan, 4.00%, Maturing September 30, 2019	32,050
Community Health Systems, Inc.
	71	Term Loan, 2.56%, Maturing July 25, 2014	68,925
	1,370	Term Loan, 2.56%, Maturing July 25, 2014	1,339,214
	688	Term Loan, 3.81%, Maturing January 25, 2017	678,634
Dako EQT Project Delphi
	250	Term Loan - Second Lien, 4.05%, Maturing December 12, 2016	225,521
DaVita, Inc.
	648	Term Loan, 4.50%, Maturing October 20, 2016	655,259
DJO Finance, LLC
	160	Term Loan, 3.21%, Maturing May 20, 2014	159,153
Fenwal, Inc.
	71	Term Loan, 2.56%, Maturing February 28, 2014	67,234
	416	Term Loan, 2.56%, Maturing February 28, 2014	392,172
Grifols SA
	450	Term Loan, Maturing November 23, 2016(3)	454,990
HCA, Inc.
	455	Term Loan, 2.56%, Maturing November 18, 2013	454,875
	1,091	Term Loan, 3.56%, Maturing March 31, 2017	1,094,068
Health Management Associates, Inc.
	1,011	Term Loan, 2.06%, Maturing February 28, 2014	997,915
Iasis Healthcare, LLC
	325	Term Loan, Maturing May 17, 2018(3)	323,375
IM U.S. Holdings, LLC
	801	Term Loan, 2.23%, Maturing June 26, 2014	793,127
inVentiv Health, Inc.
	496	Term Loan, 4.75%, Maturing August 14, 2016	499,978
Kindred Healthcare, Inc.
	350	Term Loan, Maturing April 9, 2018(3)	349,453
Mylan, Inc.
	202	Term Loan, 3.56%, Maturing October 2, 2014	202,816
Nyco Holdings
EUR	290	Term Loan, 5.20%, Maturing December 29, 2014	429,840
EUR	290	Term Loan, 5.70%, Maturing December 29, 2015	429,734
P&F Capital S.A.R.L.
EUR	59	Term Loan, 3.42%, Maturing December 20, 2013	87,343
EUR	91	Term Loan, 3.42%, Maturing December 20, 2013	134,698
EUR	114	Term Loan, 3.42%, Maturing December 20, 2013	168,209
EUR	190	Term Loan, 3.42%, Maturing December 20, 2013	281,043
EUR	32	Term Loan, 4.17%, Maturing December 22, 2014	47,197
EUR	66	Term Loan, 4.17%, Maturing December 22, 2014	97,819
EUR	86	Term Loan, 4.17%, Maturing December 22, 2014	126,824
EUR	269	Term Loan, 4.17%, Maturing December 22, 2014	398,528
RadNet Management, Inc.
	248	Term Loan, 5.75%, Maturing April 1, 2016	247,871
ReAble Therapeutics Finance, LLC
	425	Term Loan, 2.22%, Maturing November 18, 2013	425,275
Select Medical Holdings Corp.
	347	Term Loan, 4.06%, Maturing August 22, 2014	348,158
	356	Term Loan, 4.08%, Maturing August 22, 2014	357,512
TriZetto Group, Inc. (The)
	300	Term Loan, Maturing May 2, 2018(3)	298,500
Vanguard Health Holding Co., LLC
	744	Term Loan, 5.00%, Maturing January 29, 2016	748,111
VWR Funding, Inc.
	931	Term Loan, 2.71%, Maturing June 30, 2014	917,467

			$17,021,645

Home Furnishings — 0.3%

National Bedding Co., LLC
	976	Term Loan, 3.81%, Maturing November 28, 2013	$978,929
Oreck Corp.
	85	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(4)	76,273

			$1,055,202

Industrial Equipment — 0.9%

Brand Energy and Infrastructure Services, Inc.
	183	Term Loan, 3.56%, Maturing February 7, 2014	$179,678
EPD Holdings, (Goodyear Engineering Products)
	85	Term Loan, 2.72%, Maturing July 31, 2014	79,916
	591	Term Loan, 2.72%, Maturing July 31, 2014	557,963
	200	Term Loan - Second Lien, 5.96%, Maturing July 13, 2015	175,417
Generac Acquisition Corp.
	252	Term Loan, 2.80%, Maturing November 11, 2013	251,726
Gleason Corp.
	175	Term Loan, 2.01%, Maturing June 30, 2013	174,038
JMC Steel Group, Inc.
	150	Term Loan, 4.75%, Maturing April 3, 2017	150,686
Pinafore, LLC
	443	Term Loan, 4.25%, Maturing September 29, 2016	447,628
Polypore, Inc.
	799	Term Loan, 2.22%, Maturing July 3, 2014	792,361

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Industrial Equipment (continued)

Sequa Corp.
397	Term Loan, 3.50%, Maturing December 3, 2014	$394,450

		$3,203,863

Insurance — 0.9%

Alliant Holdings I, Inc.
477	Term Loan, 3.31%, Maturing August 21, 2014	$474,328
Applied Systems, Inc.
299	Term Loan, 5.50%, Maturing December 8, 2016	301,370
CCC Information Services Group, Inc.
250	Term Loan, 5.50%, Maturing November 11, 2015	251,717
Conseco, Inc.
260	Term Loan, 7.50%, Maturing September 30, 2016	262,600
Crawford & Company
328	Term Loan, 5.00%, Maturing October 30, 2013	330,491
Crump Group, Inc.
162	Term Loan, 3.22%, Maturing August 1, 2014	160,963
HUB International Holdings, Inc.
128	Term Loan, 2.81%, Maturing June 13, 2014	127,303
570	Term Loan, 2.81%, Maturing June 13, 2014	566,331
U.S.I. Holdings Corp.
705	Term Loan, 2.72%, Maturing May 5, 2014	698,090

		$3,173,193

Leisure Goods / Activities / Movies — 2.3%

AMC Entertainment, Inc.
1,939	Term Loan, 3.46%, Maturing December 16, 2016	$1,942,254
Bombardier Recreational Products
522	Term Loan, 2.79%, Maturing June 28, 2013	518,406
Cinemark, Inc.
977	Term Loan, 3.52%, Maturing April 29, 2016	984,495
Miramax Film NY, LLC
189	Term Loan, 7.75%, Maturing May 20, 2016	191,596
National CineMedia, LLC
725	Term Loan, 1.81%, Maturing February 13, 2015	715,937
Regal Cinemas Corp.
1,222	Term Loan, 3.56%, Maturing August 23, 2017	1,226,515
Revolution Studios Distribution Co., LLC
277	Term Loan, 3.97%, Maturing December 21, 2014	206,011
225	Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(4)	72,000
SeaWorld Parks & Entertainment, Inc.
254	Term Loan, 2.96%, Maturing February 17, 2016	253,931
229	Term Loan, 4.00%, Maturing August 17, 2017	231,267
Six Flags Theme Parks, Inc.
605	Term Loan, 5.25%, Maturing June 30, 2016	610,629
Universal City Development Partners, Ltd.
601	Term Loan, 5.50%, Maturing November 6, 2014	607,133
Zuffa, LLC
481	Term Loan, 2.25%, Maturing June 19, 2015	473,830

		$8,034,004

Lodging and Casinos — 0.9%

Harrah’s Operating Co.
403	Term Loan, 3.25%, Maturing January 28, 2015	$378,885
1,564	Term Loan, 3.27%, Maturing January 28, 2015	1,469,981
Herbst Gaming, Inc.
411	Term Loan, 10.00%, Maturing December 31, 2015	428,563
Las Vegas Sands, LLC
107	Term Loan, 3.00%, Maturing November 23, 2016	105,725
531	Term Loan, 3.00%, Maturing November 23, 2016	522,849
VML US Finance, LLC
109	Term Loan, 4.72%, Maturing May 25, 2012	109,509
218	Term Loan, 4.72%, Maturing May 27, 2013	219,018

		$3,234,530

Nonferrous Metals / Minerals — 0.4%

Fairmount Minerals, Ltd.
575	Term Loan, 5.25%, Maturing March 1, 2017	$578,863
Noranda Aluminum Acquisition
341	Term Loan, 1.96%, Maturing May 18, 2014	338,159
Novelis, Inc.
424	Term Loan, 4.00%, Maturing March 10, 2017	428,840

		$1,345,862

Oil and Gas — 0.8%

CITGO Petroleum Corp.
571	Term Loan, 9.00%, Maturing June 23, 2017	$600,767
Dynegy Holdings, Inc.
73	Term Loan, 4.03%, Maturing April 2, 2013	73,385
925	Term Loan, 4.03%, Maturing April 2, 2013	923,420
MEG Energy Corp.
250	Term Loan, 4.00%, Maturing March 16, 2018	252,630
Obsidian Natural Gas Trust
622	Term Loan, 7.00%, Maturing November 2, 2015	640,523

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Oil and Gas (continued)

Sheridan Production Partners I, LLC
	25	Term Loan, 6.50%, Maturing April 20, 2017	$24,767
	40	Term Loan, 6.50%, Maturing April 20, 2017	40,548
	304	Term Loan, 6.50%, Maturing April 20, 2017	306,002

			$2,862,042

Publishing — 1.7%

Cengage Learning, Inc.
	485	Term Loan, 2.46%, Maturing July 3, 2014	$467,674
GateHouse Media Operating, Inc.
	307	Term Loan, 2.22%, Maturing August 28, 2014	135,207
	731	Term Loan, 2.22%, Maturing August 28, 2014	321,472
Getty Images, Inc.
	1,244	Term Loan, 5.25%, Maturing November 7, 2016	1,259,103
Laureate Education, Inc.
	58	Term Loan, 3.52%, Maturing August 17, 2014	57,639
	387	Term Loan, 3.52%, Maturing August 17, 2014	384,964
MediaNews Group, Inc.
	32	Term Loan, 8.50%, Maturing March 19, 2014	32,195
Nielsen Finance, LLC
	1,629	Term Loan, 2.23%, Maturing August 9, 2013	1,625,777
SGS International, Inc.
	371	Term Loan, 3.96%, Maturing September 30, 2013	370,998
Xsys, Inc.
EUR	793	Term Loan, 5.78%, Maturing September 27, 2014	1,178,524

			$5,833,553

Radio and Television — 1.2%

Block Communications, Inc.
	261	Term Loan, 2.21%, Maturing December 22, 2011	$257,957
CMP KC, LLC
	533	Term Loan, 6.46%, Maturing June 3, 2011(2)(4)	98,631
CMP Susquehanna Corp.
	580	Term Loan, 2.25%, Maturing May 5, 2013	573,169
Live Nation Worldwide, Inc.
	520	Term Loan, 4.50%, Maturing November 7, 2016	522,833
Mission Broadcasting, Inc.
	126	Term Loan, 5.00%, Maturing September 30, 2016	126,114
New Young Broadcasting Holding Co., Inc.
	108	Term Loan, 8.00%, Maturing June 30, 2015	109,002
Nexstar Broadcasting, Inc.
	197	Term Loan, 5.00%, Maturing September 30, 2016	197,255
Tyrol Acquisition 2 SAS
EUR	250	Term Loan, 3.20%, Maturing January 30, 2015	336,576
EUR	250	Term Loan, 3.45%, Maturing January 29, 2016	336,576
Univision Communications, Inc.
	667	Term Loan, 2.21%, Maturing September 29, 2014	653,832
	667	Term Loan, 4.46%, Maturing March 31, 2017	653,082
Weather Channel
	269	Term Loan, 4.25%, Maturing February 13, 2017	272,439

			$4,137,466

Retailers (Except Food and Drug) — 1.5%

Amscan Holdings, Inc.
	323	Term Loan, 6.75%, Maturing December 4, 2017	$326,688
Dollar General Corp.
	500	Term Loan, 2.97%, Maturing July 7, 2014	500,438
Harbor Freight Tools USA, Inc.
	374	Term Loan, 6.50%, Maturing December 22, 2017	383,414
J Crew Operating Corp.
	350	Term Loan, 4.75%, Maturing March 7, 2018	349,811
Jo-Ann Stores, Inc.
	350	Term Loan, 4.75%, Maturing March 22, 2018	350,438
Michaels Stores, Inc.
	463	Term Loan, 2.58%, Maturing October 31, 2013	459,525
Neiman Marcus Group, Inc.
	191	Term Loan, 4.31%, Maturing April 6, 2016	191,221
Orbitz Worldwide, Inc.
	764	Term Loan, 3.25%, Maturing July 25, 2014	727,343
PETCO Animal Supplies, Inc.
	248	Term Loan, 4.50%, Maturing November 24, 2017	250,001
Pilot Travel Centers, LLC
	350	Term Loan, 4.25%, Maturing March 30, 2018	352,844
Rent-A-Center, Inc.
	1	Term Loan, 1.97%, Maturing June 30, 2012	893
	214	Term Loan, 3.31%, Maturing March 31, 2015	214,482
Savers, Inc.
	225	Term Loan, 4.25%, Maturing March 3, 2017	226,734
Visant Holding Corp.
	274	Term Loan, 5.25%, Maturing December 31, 2016	275,991
Yankee Candle Company, Inc. (The)
	531	Term Loan, 2.22%, Maturing February 6, 2014	530,595

			$5,140,418

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Steel — 0.1%

Niagara Corp.
	200	Term Loan, 10.50%, Maturing June 29, 2014(2)(4)	$190,044

			$190,044

Surface Transport — 0.1%

Swift Transportation Co., Inc.
	448	Term Loan, 6.00%, Maturing December 21, 2016	$453,787

			$453,787

Telecommunications — 2.6%

Alaska Communications Systems Holdings, Inc.
	374	Term Loan, 5.50%, Maturing October 21, 2016	$376,354
Asurion Corp.
	412	Term Loan, 3.25%, Maturing July 3, 2014	410,646
	270	Term Loan, 6.75%, Maturing March 31, 2015	274,353
BCM Luxembourg, Ltd.
EUR	368	Term Loan, 3.08%, Maturing September 30, 2014	501,091
EUR	369	Term Loan, 3.33%, Maturing September 30, 2015	501,163
EUR	500	Term Loan - Second Lien, 5.45%, Maturing March 31, 2016	505,237
CommScope, Inc.
	400	Term Loan, 5.00%, Maturing January 14, 2018	404,583
Intelsat Jackson Holdings SA
	2,150	Term Loan, 5.25%, Maturing April 2, 2018	2,174,020
IPC Systems, Inc.
GBP	241	Term Loan, 3.07%, Maturing May 31, 2014	397,480
Macquarie UK Broadcast Ventures, Ltd.
GBP	219	Term Loan, 2.88%, Maturing December 1, 2014	339,995
MetroPCS Wireless
	399	Term Loan, 4.00%, Maturing March 15, 2018	400,434
Syniverse Technologies, Inc.
	299	Term Loan, 5.25%, Maturing December 21, 2017	302,679
Telesat Canada, Inc.
	39	Term Loan, 3.22%, Maturing October 31, 2014	39,071
	455	Term Loan, 3.22%, Maturing October 31, 2014	454,862
Wind Telecomunicazioni SpA
EUR	750	Term Loan, Maturing December 15, 2017(3)	1,114,227
Windstream Corp.
	845	Term Loan, 3.02%, Maturing December 17, 2015	849,366

			$9,045,561

Utilities — 0.9%

Calpine Corp.
	550	Term Loan, 4.50%, Maturing April 2, 2018	$555,804
NRG Energy, Inc.
	0	Term Loan, 2.06%, Maturing February 1, 2013(5)	213
	100	Term Loan, 2.06%, Maturing February 1, 2013	99,425
	660	Term Loan, 3.50%, Maturing August 31, 2015	666,218
	556	Term Loan, 3.56%, Maturing August 31, 2015	560,434
TXU Texas Competitive Electric Holdings Co., LLC
	1,351	Term Loan, 4.74%, Maturing October 10, 2017	1,084,889

			$2,966,983

Total Senior Floating-Rate Interests
(identified cost $149,595,551)			$152,875,743

Collateralized Mortgage Obligations — 5.7%

Principal
Amount
(000’s omitted)		Security	Value

Federal Home Loan Mortgage Corp.:
	$3,960	Series 2113, Class QG, 6.00%, 1/15/29	$4,310,993
	2,296	Series 2167, Class BZ, 7.00%, 6/15/29	2,446,791
	2,975	Series 2182, Class ZB, 8.00%, 9/15/29	3,306,277

			$10,064,061

Federal National Mortgage Association:
	$144	Series 1989-89, Class H, 9.00%, 11/25/19	$167,225
	410	Series 1991-122, Class N, 7.50%, 9/25/21	464,730
	3,410	Series 1993-84, Class M, 7.50%, 6/25/23	3,903,009
	1,199	Series 1994-42, Class K, 6.50%, 4/25/24	1,342,681
	1,040	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,209,310
	943	Series 1997-38, Class N, 8.00%, 5/20/27	1,106,551
	1,407	Series G-33, Class PT, 7.00%, 10/25/21	1,563,477

			$9,756,983

Total Collateralized Mortgage Obligations
(identified cost $18,676,194)			$19,821,044

Commercial Mortgage-Backed Securities — 2.6%

Principal
Amount
(000’s omitted)		Security	Value

	$595	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(6)	$640,215
	835	CSFB, Series 2003-C3, Class D, 4.131%, 5/15/38	846,636
	160	GCCFC, Series 2003-C1, Class D, 4.29%, 7/5/35(7)	164,578
	1,250	GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(6)	1,349,514

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
	(000’s omitted)	Security	Value

	$1,250	GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(6)	$1,357,006
	500	JPMCC, Series 2010-C2, Class C, 5.715%, 11/15/43(6)(7)	520,110
	1,000	MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41(6)	1,052,972
	500	MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	534,814
	675	RBSCF, Series 2010-MB1, Class C, 4.824%, 4/15/24(6)(7)	705,546
	1,225	WBCMT, Series 2004-C12, Class A4, 5.484%, 7/15/41(6)	1,329,640
	500	WFCM, Series 2010-C1, Class C, 5.776%, 11/15/43(6)(7)	524,235

Total Commercial Mortgage-Backed Securities
(identified cost $8,107,215)			$9,025,266

Mortgage Pass-Throughs — 36.1%

	Principal
	Amount
	(000’s omitted)	Security	Value

Federal Home Loan Mortgage Corp.:
	$5,661	2.998%, with maturity at 2035(8)	$5,907,293
	7,749	5.00%, with maturity at 2019(9)	8,301,025
	6,172	6.00%, with various maturities to 2029	6,854,371
	1,805	6.15%, with maturity at 2027	2,005,376
	3,752	6.50%, with maturity at 2019	4,187,003
	10,500	7.00%, with various maturities to 2035	12,002,163
	4,400	7.50%, with various maturities to 2035	5,143,366
	5,457	8.00%, with various maturities to 2032	6,538,932
	4,707	8.50%, with various maturities to 2031	5,693,637
	439	9.00%, with maturity at 2031	545,169
	332	9.50%, with various maturities to 2022	386,973
	579	11.50%, with maturity at 2019	612,584

			$58,177,892

Federal National Mortgage Association:
	$3,134	5.50%, with various maturities to 2029	$3,425,432
	5,013	6.00%, with maturity at 2023	5,541,929
	2,693	6.324%, with maturity at 2032(8)	2,916,687
	4,359	6.50%, with maturity at 2018	4,795,516
	13,583	7.00%, with various maturities to 2033(9)	15,466,555
	10,441	7.50%, with various maturities to 2031	12,247,678
	2,829	8.00%, with various maturities to 2029	3,324,557
	675	8.50%, with various maturities to 2027	800,478
	1,401	9.00%, with various maturities to 2029	1,698,144
	23	9.50%, with maturity at 2014	24,812
	1,107	10.00%, with various maturities to 2031	1,300,098

			$51,541,886

Government National Mortgage Association:
	$4,640	7.50%, with maturity at 2025	$5,428,604
	5,033	8.00%, with various maturities to 2027	6,041,834
	2,556	9.00%, with various maturities to 2026	3,180,652
	399	9.50%, with maturity at 2025	475,794
	451	11.00%, with maturity at 2018	496,786

			$15,623,670

Total Mortgage Pass-Throughs
(identified cost $116,912,300)			$125,343,448

Asset-Backed Securities — 0.1%

	Principal
	Amount
	(000’s omitted)	Security	Value

	$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.026%, 7/17/19(10)	$384,983

Total Asset-Backed Securities
(identified cost $500,000)			$384,983

Corporate Bonds & Notes — 0.5%

	Principal
	Amount*
	(000’s omitted)	Security	Value

Building and Development — 0.1%

Grohe Holding GmbH, Variable Rate
EUR	394	4.202%, 1/15/14(11)	$583,573

			$583,573

Utilities — 0.4%

Calpine Corp., Sr. Notes
	575	7.50%, 2/15/21(7)	$610,937
	675	7.875%, 1/15/23(7)	719,719

			$1,330,656

Total Corporate Bonds & Notes
(identified cost $1,759,540)			$1,914,229

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds & Notes — 0.8%

Principal
Amount
(000’s omitted)		Security	Value

Chile — 0.8%

JPMorgan Chilean Inflation Linked Note
	$2,421	3.80%, 11/17/15(12)	$2,789,092

Total Chile			$2,789,092

Total Foreign Corporate Bonds & Notes
(identified cost $2,000,000)			$2,789,092

Foreign Government Bonds — 15.7%

Principal
Amount*
(000’s omitted)		Security	Value

Bermuda — 0.8%

	2,600	Government of Bermuda, 5.603%, 7/20/20(7)	$2,768,735

Total Bermuda			$2,768,735

Brazil — 0.6%

BRL	3,389	Nota Do Tesouro Nacional, 6.00%, 5/15/15(12)	$2,110,679

Total Brazil			$2,110,679

Chile — 0.8%

CLP	1,280,000	Government of Chile, 6.00%, 3/1/18	$2,750,089

Total Chile			$2,750,089

Colombia — 0.7%

COP	1,751,700	Titulos De Tesoreria B, 9.25%, 8/15/12	$1,046,884
COP	2,430,000	Titulos De Tesoreria B, 11.00%, 5/18/11	1,382,227

Total Colombia			$2,429,111

Congo — 0.4%

	2,270	Republic of Congo, 3.00%, 6/30/29	$1,441,164

Total Congo			$1,441,164

Dominican Republic — 1.2%

DOP	31,000	Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(13)	$832,464
DOP	24,000	Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(13)	652,520
DOP	94,600	Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(13)	2,579,245

Total Dominican Republic			$4,064,229

Israel — 0.8%

ILS	2,481	Israel Government Bond, 3.00%, 10/31/19(12)	$774,474
ILS	6,101	Israel Government Bond, 5.00%, 4/30/15(12)	2,054,794

Total Israel			$2,829,268

Macedonia — 0.7%

EUR	1,716	Republic of Macedonia, 4.625%, 12/8/15	$2,424,738

Total Macedonia			$2,424,738

Philippines — 0.6%

PHP	98,000	Philippine Government International Bond, 6.25%, 1/14/36	$2,214,770

Total Philippines			$2,214,770

Poland — 0.9%

PLN	7,737	Poland Government Bond, 3.00%, 8/24/16(12)	$3,003,471

Total Poland			$3,003,471

Serbia — 1.2%

RSD	115,840	Serbia Treasury Bill, 0.00%, 8/9/12	$1,484,010
RSD	194,870	Serbia Treasury Bill, 0.00%, 9/6/12	2,473,862
RSD	30,290	Serbia Treasury Bill, 0.00%, 4/25/13	357,087

Total Serbia			$4,314,959

South Africa — 3.5%

ZAR	13,809	Republic of South Africa, 2.50%, 1/31/17(12)	$2,189,336
ZAR	15,058	Republic of South Africa, 2.60%, 3/31/28(12)	2,265,196
ZAR	2,998	Republic of South Africa, 2.75%, 1/31/22(12)	459,975
ZAR	2,693	Republic of South Africa, 5.50%, 12/7/23(12)	536,453
	5,854	Republic of South Africa, 6.50%, 6/2/14	6,556,480

Total South Africa			$12,007,440

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Security	Value

Taiwan — 0.8%

TWD	50,000	Taiwan Government Bond, 0.25%, 10/21/11	$1,744,397
TWD	28,300	Taiwan Government Bond, 0.25%, 2/10/12	986,190

Total Taiwan			$2,730,587

Turkey — 1.0%

TRY	5,366	Turkey Government Bond, 3.00%, 1/6/21(12)	$3,596,844

Total Turkey			$3,596,844

Uruguay — 1.0%

UYU	53,432	Republic of Uruguay, 5.00%, 9/14/18(12)	$3,395,865

Total Uruguay			$3,395,865

Venezuela — 0.7%

	3,383	Bolivarian Republic of Venezuela, 7.00%, 3/31/38(11)	$1,936,767
	650	Bolivarian Republic of Venezuela, 9.25%, 5/7/28(11)	442,975

Total Venezuela			$2,379,742

Total Foreign Government Bonds
(identified cost $49,129,551)			$54,461,691

Common Stocks — 1.3%

Shares		Security	Value

	6,477	Buffets, Inc.(4)(14)	$26,718
	8,898	Dayco Products, LLC(14)(15)	502,737
	234	Euramax International, Inc.(4)(14)(15)	67,773
	30,203	Hayes Lemmerz International, Inc.(4)(14)(15)	1,781,977
	23,498	Herbst Gaming, Inc.(4)(14)(15)	109,501
	1,357	Ion Media Networks, Inc.(4)(14)(15)	848,125
	3,419	KNIA Holdings, Inc.(4)(14)(15)	44,725
	3,023	MediaNews Group, Inc.(4)(14)(15)	84,644
	19,828	Metro-Goldwyn-Mayer Holdings, Inc.(14)(15)	450,260
	178	New Young Broadcasting Holding Co., Inc.(14)(15)	441,663
	1,510	Oreck Corp.(4)(14)(15)	102,272
	1,346	SuperMedia, Inc.(14)	6,919
	154	United Subcontractors, Inc.(4)(14)(15)	15,586

Total Common Stocks
(identified cost $1,820,645)			$4,482,900

Warrants — 0.0%

Shares	Security	Value

United States — 0.0%

1,795	Oriental Trading Co., Inc., Expires 2/11/16(4)(14)(15)	$0
1,636	Oriental Trading Co., Inc., Expires 2/11/16(4)(14)(15)	0

Total Warrants
(identified cost $0)		$0

Precious Metals — 2.2%

Description	Troy Ounces	Value

Gold(14)	1,983	$3,098,629
Platinum(14)	2,364	4,424,630

Total Precious Metals
(identified cost $6,775,524)		$7,523,259

Currency Options Purchased — 0.0%(16)

	Principal Amount
	of Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Euro Put Option	EUR	11,837	E	UR 1.17	5/3/12	$111,699

Total Currency Options Purchased
(identified cost $540,846)						$111,699

Put Options Purchased — 0.0%(16)

	Number of		Strike		Expiration
Description	Contracts		Price		Date	Value

Light Sweet Crude Oil Future 12/11		5		$80	11/15/11	$4,400

Total Put Options Purchased
(identified cost $34,750)						$4,400

Short-Term Investments — 25.8%

Foreign Government Securities — 24.2%

Principal
Amount*
(000’s omitted)		Security	Value

Brazil — 0.3%

BRL	1,903	Letras Do Tesouro Nacional, 0.00%, 7/1/11	$1,185,607

Total Brazil			$1,185,607

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Security	Value

Croatia — 2.2%

EUR	2,400	Croatia Treasury Bill, 0.00%, 6/2/11	$3,549,247
EUR	600	Croatia Treasury Bill, 0.00%, 8/4/11	883,580
EUR	1,355	Croatia Treasury Bill, 0.00%, 8/25/11	1,991,988
EUR	898	Croatia Treasury Bill, 0.00%, 9/8/11	1,318,586

Total Croatia			$7,743,401

Georgia — 0.2%

	775	Bank of Georgia Promissory Note, 9.00%, 12/7/11	$775,000

Total Georgia			$775,000

Ghana — 0.3%

GHS	1,541	Ghana Government Bond, 14.47%, 12/15/11	$1,046,702

Total Ghana			$1,046,702

Iceland — 1.1%

ISK	229,707	Iceland Treasury Bill, 0.00%, 5/16/11	$1,756,428
ISK	269,911	Iceland Treasury Bill, 0.00%, 6/15/11	2,058,806

Total Iceland			$3,815,234

Indonesia — 0.7%

IDR	2,276,000	Indonesia Treasury Bill, 0.00%, 6/23/11	$263,475
IDR	5,662,000	Indonesia Treasury Bill, 0.00%, 7/6/11	654,294
IDR	6,712,000	Indonesia Treasury Bill, 0.00%, 7/7/11	776,902
IDR	5,088,000	Indonesia Treasury Bill, 0.00%, 7/20/11	587,504

Total Indonesia			$2,282,175

Israel — 5.4%

ILS	8,362	Israel Treasury Bill, 0.00%, 6/1/11	$2,467,762
ILS	15,577	Israel Treasury Bill, 0.00%, 8/3/11	4,570,504
ILS	21,288	Israel Treasury Bill, 0.00%, 9/7/11	6,235,213
ILS	13,228	Israel Treasury Bill, 0.00%, 10/5/11	3,859,562
ILS	5,500	Israel Treasury Bill, 0.00%, 11/2/11	1,600,574

Total Israel			$18,733,615

Kazakhstan — 2.4%

KZT	145,969	Kazakhstan National Bank, 0.00%, 5/27/11	$1,000,498
KZT	22,160	Kazakhstan National Bank, 0.00%, 6/3/11	151,866
KZT	99,541	Kazakhstan National Bank, 0.00%, 6/10/11	682,061
KZT	101,011	Kazakhstan National Bank, 0.00%, 6/17/11	692,009
KZT	265,215	Kazakhstan National Bank, 0.00%, 7/8/11	1,815,814
KZT	43,557	Kazakhstan National Bank, 0.00%, 7/15/11	298,144
KZT	44,535	Kazakhstan National Bank, 0.00%, 7/22/11	304,762
KZT	238,703	Kazakhstan National Bank, 0.00%, 7/29/11	1,633,054
KZT	98,831	Kazakhstan National Bank, 0.00%, 8/5/11	675,949
KZT	151,600	Kazakhstan National Bank, 0.00%, 8/19/11	1,036,215
KZT	3,767	Kazakhstan National Bank, 0.00%, 3/4/12	25,492

Total Kazakhstan			$8,315,864

Lebanon — 1.2%

LBP	1,501,600	Lebanon Treasury Bill, 0.00%, 6/30/11	$992,797
LBP	150,710	Lebanon Treasury Bill, 0.00%, 7/14/11	99,494
LBP	3,573,620	Lebanon Treasury Bill, 0.00%, 7/28/11	2,355,635
LBP	560,050	Lebanon Treasury Bill, 0.00%, 9/22/11	366,486
LBP	301,420	Lebanon Treasury Note, 6.74%, 10/20/11	202,703
LBP	150,710	Lebanon Treasury Note, 6.86%, 10/6/11	101,350
LBP	150,710	Lebanon Treasury Note, 9.06%, 11/10/11	102,642

Total Lebanon			$4,221,107

Malaysia — 3.6%

MYR	1,606	Malaysia Treasury Bill, 0.00%, 5/24/11	$541,338
MYR	1,270	Malaysia Treasury Bill, 0.00%, 5/26/11	428,016
MYR	3,485	Malaysia Treasury Bill, 0.00%, 6/16/11	1,172,508
MYR	5,378	Malaysia Treasury Bill, 0.00%, 6/30/11	1,807,192
MYR	2,854	Malaysia Treasury Bill, 0.00%, 7/14/11	958,401
MYR	6,330	Malaysia Treasury Bill, 0.00%, 7/21/11	2,124,129
MYR	893	Malaysia Treasury Bill, 0.00%, 7/28/11	299,481
MYR	2,357	Malaysia Treasury Bill, 0.00%, 8/9/11	789,665
MYR	542	Malaysia Treasury Bill, 0.00%, 8/16/11	181,482
MYR	7,431	Malaysia Treasury Bill, 0.00%, 8/23/11	2,487,435
MYR	5,390	Malaysia Treasury Bill, 0.00%, 8/24/11	1,803,760

Total Malaysia			$12,593,407

Mexico — 0.2%

MXN	7,523	Mexico Treasury Bill, 0.00%, 7/7/11	$648,412

Total Mexico			$648,412

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Security	Value

Philippines — 0.6%

PHP	45,110	Philippine Treasury Bill, 0.00%, 6/8/11	$1,052,530
PHP	45,110	Philippine Treasury Bill, 0.00%, 9/7/11	1,051,148

Total Philippines			$2,103,678

Romania — 1.3%

RON	980	Romania Treasury Bill, 0.00%, 12/28/11	$340,693
RON	6,240	Romania Treasury Bill, 0.00%, 3/21/12	2,129,303
RON	5,590	Romania Treasury Bill, 0.00%, 4/11/12	1,905,418

Total Romania			$4,375,414

Serbia — 0.6%

RSD	22,940	Serbia Treasury Bill, 0.00%, 12/13/11	$316,971
RSD	110,190	Serbia Treasury Bill, 0.00%, 3/22/12	1,472,958
RSD	17,930	Serbia Treasury Bill, 0.00%, 4/5/12	238,589

Total Serbia			$2,028,518

Sri Lanka — 2.3%

LKR	200,370	Sri Lanka Treasury Bill, 0.00%, 5/13/11	$1,818,280
LKR	230,890	Sri Lanka Treasury Bill, 0.00%, 7/15/11	2,070,762
LKR	135,510	Sri Lanka Treasury Bill, 0.00%, 8/5/11	1,210,805
LKR	35,800	Sri Lanka Treasury Bill, 0.00%, 10/7/11	316,100
LKR	91,000	Sri Lanka Treasury Bill, 0.00%, 1/20/12	787,514
LKR	30,490	Sri Lanka Treasury Bill, 0.00%, 3/9/12	261,003
LKR	36,270	Sri Lanka Treasury Bill, 0.00%, 3/16/12	310,019
LKR	67,120	Sri Lanka Treasury Bill, 0.00%, 3/23/12	572,795
LKR	61,000	Sri Lanka Treasury Bill, 0.00%, 4/27/12	516,308

Total Sri Lanka			$7,863,586

Turkey — 0.8%

TRY	2,793	Turkey Government Bond, 0.00%, 5/11/11	$1,832,094
TRY	1,206	Turkey Treasury Bill, 0.00%, 7/20/11	779,999

Total Turkey			$2,612,093

Uruguay — 0.4%

UYU	2,655	Uruguay Treasury Bill, 0.00%, 7/5/11	$138,946
UYU	5,110	Uruguay Treasury Bill, 0.00%, 8/11/11	265,250
UYU	10,152	Uruguay Treasury Bill, 0.00%, 8/17/11	526,237
UYU	7,833	Uruguay Treasury Bill, 0.00%, 8/30/11	404,790
UYU	2,775	Uruguay Treasury Bill, 0.00%, 9/16/11	142,853

Total Uruguay			$1,478,076

Zambia — 0.6%

ZMK	805,000	Zambia Treasury Bill, 0.00%, 6/13/11	$169,876
ZMK	2,565,000	Zambia Treasury Bill, 0.00%, 8/29/11	533,317
ZMK	975,000	Zambia Treasury Bill, 0.00%, 9/12/11	201,945
ZMK	470,000	Zambia Treasury Bill, 0.00%, 10/10/11	96,526
ZMK	3,050,000	Zambia Treasury Bill, 0.00%, 12/12/11	618,391
ZMK	505,000	Zambia Treasury Bill, 0.00%, 3/12/12	100,047
ZMK	2,390,000	Zambia Treasury Bill, 0.00%, 3/19/12	472,124

Total Zambia			$2,192,226

Total Foreign Government Securities
(identified cost $80,758,191)			$84,014,115

U.S. Treasury Obligations — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$220	United States Treasury Bill, 0.00%, 7/28/11(9)	$219,784
	86	United States Treasury Bill, 0.00%, 10/6/11(9)	86,268

Total U.S. Treasury Obligations
(identified cost $305,960)			$306,052

Repurchase Agreements — 0.8%

	Principal
	Amount
Description	(000’s omitted)		Value

Bank of America, dated 4/27/11 with a maturity date of 7/1/11, an interest rate of 0.75% and repurchase proceeds of EUR 1,883,623, collateralized by EUR 1,910,000 Belgium Kingdom Government Bond 3.75% due 9/28/20 and a market value, including accrued interest, of $2,809,563	EUR	1,881	$2,786,562

Total Repurchase Agreements
(identified cost $2,783,173)			$2,786,562

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

Other Securities — 0.7%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(17)	$1,803	$1,802,745
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	825	825,159

Total Other Securities
(identified cost $2,627,904)		$2,627,904

Total Short-Term Investments
(identified cost $86,475,228)		$89,734,633

Total Investments — 134.8%
(identified cost $442,327,344)		$468,472,387

Other Assets and Liabilities — (34.8)%		$(120,948,847)

Net Assets — 100.0%		$347,523,540

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
GCCFC	- Greenwich Capital Commercial Funding Corp.
GECMC	- General Electric Commercial Mortgage Corporation
GSMS	- Goldman Sachs Mortgage Securities Corporation II
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
MSC	- Morgan Stanley Capital I
RBSCF	- Royal Bank of Scotland Commercial Funding
WBCMT	- Wachovia Bank Commercial Mortgage Trust
WFCM	- Wells Fargo Commercial Mortgage Trust
BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
DOP	- Dominican Peso
EUR	- Euro
GBP	- British Pound Sterling
GHS	- Ghanaian Cedi
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
ISK	- Icelandic Krona
KZT	- Kazak Tenge
LBP	- Lebanese Pound
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
TWD	- New Taiwan Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand
ZMK	- Zambian Kwacha

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	This Senior Loan will settle after April 30, 2011, at which time the interest rate will be determined.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Principal amount is less than $500.

(6)	Weighted average fixed-rate coupon that changes/updates monthly.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $6,013,860 or 1.7% of the Fund’s net assets.

(8)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2011.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Portfolio of Investments (Unaudited) — continued

outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(14)	Non-income producing.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Amount is less than 0.05%.

(17)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Securities Sold Short
Foreign Government Bonds

Principal
Amount
(000’s omitted)		Security	Value

EUR	(1,550)	Belgium Kingdom Government Bond, 3.75%, 9/28/20	$(2,229,074)

Total Foreign Government Bonds
(proceeds $2,054,431)			$(2,229,074)

Total Securities Sold Short
(proceeds $2,054,431)			$(2,229,074)

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Investments —
Securities of unaffiliated issuers, at value (identified cost, $433,749,075)	$459,146,383
Affiliated investment, at value (identified cost, $1,802,745)	1,802,745
Precious metals, at value (identified cost, $6,775,524)	7,523,259

Total Investments, at value (identified cost, $442,327,344)	$468,472,387

Cash	2,372,162
Restricted cash*	800,000
Foreign currency, at value (identified cost, $2,147,126)	2,254,440
Interest receivable	2,668,536
Interest receivable from affiliated investment	889
Receivable for investments sold	3,596,639
Receivable for open forward foreign currency exchange contracts	1,693,114
Receivable for closed forward foreign currency exchange contracts	296,717
Receivable for open swap contracts	1,620,983
Premium paid on open swap contracts	2,564,810
Tax reclaims receivable	23,822
Prepaid expenses and other assets	151,627

Total assets	$486,516,126

Liabilities

Notes payable	$117,000,000
Payable for investments purchased	11,486,380
Payable for variation margin on open financial futures contracts	42,665
Payable for open forward commodity contracts	401,224
Payable for open forward foreign currency exchange contracts	5,416,945
Payable for closed forward foreign currency exchange contracts	149,127
Payable for open swap contracts	1,445,760
Premium received on open swap contracts	35,442
Payable for securities sold short, at value (proceeds, $2,054,431)	2,229,074
Payable to affiliates:
Investment adviser fee	308,269
Trustees’ fees	975
Interest payable for securities sold short	47,202
Accrued expenses	429,523

Total liabilities	$138,992,586

Net Assets	$347,523,540

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 18,886,596 shares issued and outstanding	$188,866
Additional paid-in capital	352,809,215
Accumulated net realized loss	(28,518,943)
Accumulated undistributed net investment income	1,295,216
Net unrealized appreciation	21,749,186

Net Assets	$347,523,540

Net Asset Value

($347,523,540 ÷ 18,886,596 common shares issued and outstanding)	$18.40

*	Represents restricted cash on deposit at custodian as collateral for open financial contracts.

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest (net of foreign taxes, $219,330)	$10,850,987
Interest allocated from affiliated investment	8,574
Expenses allocated from affiliated investment	(376)

Total investment income	$10,859,185

Expenses

Investment adviser fee	$2,140,061
Trustees’ fees and expenses	5,768
Custodian fee	313,927
Transfer and dividend disbursing agent fees	9,352
Legal and accounting services	101,778
Printing and postage	41,404
Interest expense and fees	796,899
Interest on securities sold short	17,337
Miscellaneous	33,345

Total expenses	$3,459,871

Deduct —
Reduction of investment adviser fee	$375,698
Reduction of custodian fee	181

Total expense reductions	$375,879

Net expenses	$3,083,992

Net investment income	$7,775,193

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,205,850
Investment transactions allocated from affiliated investment	124
Financial futures contracts	267,241
Swap contracts	(654,944)
Foreign currency and forward foreign currency exchange contract transactions	(1,907,491)

Net realized gain	$910,780

Change in unrealized appreciation (depreciation) —
Investments (including net increase of $681,743 from precious metals)	$7,379,919
Securities sold short	(174,643)
Financial futures contracts	(108,818)
Swap contracts	800,892
Forward commodity contracts	(401,224)
Foreign currency and forward foreign currency exchange contracts	(2,021,699)

Net change in unrealized appreciation (depreciation)	$5,474,427

Net realized and unrealized gain	$6,385,207

Net increase in net assets from operations	$14,160,400

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$7,775,193	$19,851,609
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, written options and foreign currency and forward foreign currency exchange contract transactions	910,780	(1,431,899)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, financial futures contracts, swap contracts, written options, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	5,474,427	13,566,557

Net increase in net assets from operations	$14,160,400	$31,986,267

Distributions to shareholders —
From net investment income	$(11,709,690)	$(20,397,524)

Total distributions	$(11,709,690)	$(20,397,524)

Net increase in net assets	$2,450,710	$11,588,743

Net Assets

At beginning of period	$345,072,830	$333,484,087

At end of period	$347,523,540	$345,072,830

Accumulated undistributed net investment income included in net assets

At end of period	$1,295,216	$5,229,713

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2011

Net increase in net assets from operations	$14,160,400
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(170,320,887)
Investments sold and principal repayments	159,339,876
Decrease in other short-term securities, net	12,324,176
Net amortization/accretion of premium (discount)	(1,529,783)
Amortization of structuring fee on notes payable	48,935
Increase in restricted cash	(310,000)
Increase in interest receivable	(162,911)
Decrease in interest receivable from affiliated investment	930
Increase in receivable for investments sold	(2,665,096)
Increase in receivable for open forward foreign currency exchange contracts	(963,996)
Increase in receivable for closed forward foreign currency exchange contracts	(8,254)
Increase in receivable for open swap contracts	(600,843)
Decrease in premium paid on open swap contracts	4,047
Decrease in tax reclaims receivable	3,530
Increase in prepaid expenses and other assets	(7,735)
Decrease in payable for investments purchased	(6,921,292)
Increase in payable for variation margin on open financial futures contracts	42,151
Increase in payable for open forward foreign currency exchange contracts	2,964,167
Decrease in payable for closed forward foreign currency exchange contracts	(73,148)
Decrease in payable for open swap contracts	(200,049)
Increase in premium received on open swap contracts	26,827
Increase in payable for forward commodity contracts	401,225
Increase in payable for securities sold short	2,229,074
Increase in interest payable for securities sold short	47,202
Increase in payable to affiliate for investment adviser fee	16,015
Decrease in payable to affiliate for Trustees’ fees	(87)
Decrease in accrued expenses	(91,735)
Decrease in unfunded loan commitments	(252,485)
Net change in unrealized (appreciation) depreciation from investments	(7,379,919)
Net realized gain on investments	(3,205,974)

Net cash used in operating activities	$(3,085,639)

Cash Flows From Financing Activities

Distributions paid, net of reinvestments	$(11,709,690)
Proceeds from notes payable	48,000,000
Repayment of notes payable	(29,000,000)

Net cash provided by financing activities	$7,290,310

Net increase in cash*	$4,204,671

Cash at beginning of period(1)	$421,931

Cash at end of period(1)	$4,626,602

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$839,462

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $102,692.

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Consolidated Financial Highlights

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$18.270		$17.660	$14.970	$18.510	$18.420	$18.570

Income (Loss) From Operations

Net investment income(1)	$0.412		$1.051	$1.130	$1.147	$1.129	$1.015
Net realized and unrealized gain (loss)	0.338		0.639	2.670	(3.321)	0.381	0.238

Total income (loss) from operations	$0.750		$1.690	$3.800	$(2.174)	$1.510	$1.253

Less Distributions

From net investment income	$(0.620)		$(1.080)	$(1.001)	$(1.366)	$(1.420)	$(1.322)
Tax return of capital	—		—	(0.109)	—	—	(0.081)

Total distributions	$(0.620)		$(1.080)	$(1.110)	$(1.366)	$(1.420)	$(1.403)

Net asset value — End of period	$18.400		$18.270	$17.660	$14.970	$18.510	$18.420

Market value — End of period	$16.790		$17.600	$15.570	$12.620	$16.500	$17.750

Total Investment Return on Net Asset Value(2)	4.45	%(3)	10.26%	28.04%	(11.57)%	8.82%	7.73%

Total Investment Return on Market Value(2)	(1.07	)%(3)	20.48%	33.90%	(16.36)%	0.66%	19.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$347,524		$345,073	$333,484	$282,735	$349,620	$347,241
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.33	%(5)	1.27%	1.22%	1.15%	1.14%	1.11%
Interest and fee expense(6)	0.47	%(5)	0.46%	0.41%	0.06%	—	—
Total expenses(4)	1.80	%(5)	1.73%	1.63%	1.21%	1.14%	1.11%
Net investment income	4.53	%(5)	5.81%	7.17%	6.54%	6.12%	5.50%
Portfolio Turnover	18	%(3)	21%	32%	31%	114%	56%

Senior Securities:
Total notes payable outstanding (in 000’s)	$117,000		$98,000	$111,000	$70,900	$—	$—
Asset coverage per $1,000 of notes payable(7)	$3,970		$4,521	$4,004	$4,988	$—	$—

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	Interest expense relates to borrowings for the purpose of financial leverage. See Note 8.
(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

See Notes to Consolidated Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income, with a secondary objective of seeking capital appreciation to the extent consistent with its primary goal.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2011 were $9,365,845 or 2.7% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Precious metals are valued at the New York Composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are valued based on interpolated rates derived from forward rates as provided by brokers for specific settlement periods. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $28,160,163 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($2,603,915), October 31, 2014 ($1,684,823), October 31, 2016 ($17,966,463), October 31, 2017 ($738,126) and October 31, 2018 ($5,166,836).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

H Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Forward Foreign Currency Exchange and Forward Commodity Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

O Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund effectively may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 7 and 10. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q Repurchase Agreements — A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Securities Sold Short — A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Fund is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

S Consolidated Statement of Cash Flows — The cash amount shown in the Consolidated Statement of Cash Flows of the Fund is the amount included in the Fund’s Consolidated Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

T Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

Subject to its Management Distribution Plan, the Fund intends to make monthly distributions to shareholders and to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary each pay EVM a fee at an annual rate of 0.75% of its respective average daily total leveraged assets (excluding its interest in the Subsidiary in the case of the Fund), subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent net assets plus liabilities or obligations attributable to investment leverage and the notional value of long and short forward currency contracts, futures contracts and swaps held by the Fund. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked to market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.

The advisory agreements provides that if investment leverage exceeds 40% of the Fund’s total leveraged assets, EVM will not receive a management fee on total leveraged assets in excess of this amount. As of April 30, 2011, the Fund’s investment leverage was 54% of its total leveraged assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Fund’s investment adviser fee amounted to $2,140,061 or 0.58% (annualized) of the Fund’s average daily total leveraged assets and 1.25% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund’s average daily total leveraged assets during the first five full years of the Fund’s operations, 0.15% of the Fund’s average daily total leveraged assets in year six, 0.10% in year seven and 0.05% in year eight. The Fund concluded its first six full years of operations on February 28, 2011. Pursuant to this agreement, EVM waived $375,698 of its investment adviser fee for the six months ended April 30, 2011.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and securities sold short, for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$70,428,410	$57,796,528
U.S. Government and Agency Securities	5,242,352	13,847,353

	$75,670,762	$71,643,881

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended April 30, 2011 and year ended October 31, 2010.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$443,908,764

Gross unrealized appreciation	$24,983,195
Gross unrealized depreciation	(419,572)

Net unrealized appreciation	$24,563,623

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

6/28/11	Gold 839 Troy Ounces	United States Dollar 1,199,021	Citigroup Global Markets	$(116,280)
10/27/11	Gold 701 Troy Ounces	United States Dollar 999,192	Citigroup Global Markets	(99,901)
4/26/12	Gold 1,387 Troy Ounces	United States Dollar 1,991,233	Citigroup Global Markets	(185,043)

				$(401,224)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 358,000	United States Dollar 226,525	Credit Suisse	$(8,847)
5/2/11	New Turkish Lira 5,333,347	United States Dollar 3,515,256	Deutsche Bank	8,782
5/2/11	New Turkish Lira 312,000	United States Dollar 197,481	Standard Bank	(7,647)
5/3/11	South African Rand 194,699	United States Dollar 28,739	Standard Bank	(918)
5/4/11	Czech Koruna 7,100,000	Euro 289,209	Deutsche Bank	(6,586)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/4/11	Euro 306,450	United States Dollar 435,619	Deutsche Bank	$(18,267)
5/4/11	Israeli Shekel 2,643,695	United States Dollar 789,634	Bank of America	7,574
5/4/11	New Zealand Dollar 1,594,800	United States Dollar 1,212,629	Credit Suisse	(77,877)
5/4/11	New Zealand Dollar 455,000	United States Dollar 345,798	Goldman Sachs, Inc.	(22,386)
5/4/11	New Zealand Dollar 454,800	United States Dollar 345,775	HSBC Bank USA	(22,247)
5/4/11	New Zealand Dollar 215,300	United States Dollar 163,499	JPMorgan Chase Bank	(10,721)
5/4/11	Serbian Dinar 57,704,000	Euro 580,523	Deutsche Bank	(3,058)
5/11/11	New Turkish Lira 318,178	United States Dollar 199,322	Bank of America	(9,546)
5/11/11	New Turkish Lira 391,822	United States Dollar 245,333	Standard Chartered Bank	(11,879)
5/13/11	Polish Zloty 2,840,000	Euro 713,945	Standard Bank	(11,734)
5/13/11	Sri Lankan Rupee 200,370,000	United States Dollar 1,785,829	HSBC Bank USA	(36,171)
5/19/11	Japanese Yen 170,225,000	United States Dollar 2,044,941	Goldman Sachs, Inc.	(53,738)
5/20/11	Euro 421,457	United States Dollar 616,383	Deutsche Bank	(7,567)
5/20/11	Euro 107,819	United States Dollar 157,543	Goldman Sachs, Inc.	(2,079)
5/20/11	Euro 9,534,333	United States Dollar 13,662,699	HSBC Bank USA	(452,489)
5/20/11	Euro 9,534,333	United States Dollar 13,595,720	JPMorgan Chase Bank	(519,468)
5/23/11	Euro 2,000,000	United States Dollar 2,858,800	Standard Bank	(101,874)
5/31/11	British Pound Sterling 464,905	United States Dollar 746,957	JPMorgan Chase Bank	(29,333)
5/31/11	Euro 11,928,110	United States Dollar 16,417,075	Citigroup Global Markets	(1,236,670)
5/31/11	Euro 4,424,000	United States Dollar 6,462,800	Credit Suisse	(84,773)
6/2/11	Euro 2,400,000	United States Dollar 2,935,920	HSBC Bank USA	(615,914)
6/3/11	South African Rand 2,439,301	United States Dollar 367,708	Standard Bank	(2,316)
6/13/11	South African Rand 38,672,546	United States Dollar 5,719,691	Standard Bank	(138,364)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/15/11	South African Rand 18,012,206	United States Dollar 2,577,333	Bank of America	$(150,348)
6/15/11	South African Rand 6,081,615	United States Dollar 867,056	Credit Suisse	(53,914)
6/22/11	South African Rand 11,284,418	United States Dollar 1,580,628	Bank of America	(126,523)
6/30/11	British Pound Sterling 424,623	United States Dollar 677,703	Goldman Sachs, Inc.	(31,045)
7/5/11	Brazilian Real 455,000	United States Dollar 265,538	Barclays Bank PLC	(22,081)
7/5/11	Brazilian Real 728,000	United States Dollar 426,354	Barclays Bank PLC	(33,837)
7/5/11	Brazilian Real 455,000	United States Dollar 265,538	Citigroup Global Markets	(22,081)
7/5/11	Brazilian Real 424,000	United States Dollar 247,519	Credit Suisse	(20,505)
7/5/11	Brazilian Real 563,000	United States Dollar 329,432	Credit Suisse	(26,457)
7/5/11	Brazilian Real 424,000	United States Dollar 247,375	Deutsche Bank	(20,649)
7/5/11	Brazilian Real 424,000	United States Dollar 247,808	Goldman Sachs, Inc.	(20,215)
7/5/11	Brazilian Real 477,000	United States Dollar 278,378	JPMorgan Chase Bank	(23,149)
7/5/11	Brazilian Real 283,000	United States Dollar 165,255	Standard Bank	(13,638)
7/5/11	Brazilian Real 971,000	United States Dollar 568,335	Standard Chartered Bank	(45,465)
7/15/11	Sri Lankan Rupee 230,890,000	United States Dollar 1,943,028	HSBC Bank USA	(149,266)
7/29/11	British Pound Sterling 418,958	United States Dollar 689,338	JPMorgan Chase Bank	(9,672)
8/3/11	Israeli Shekel 15,576,800	United States Dollar 4,464,418	Deutsche Bank	(124,417)
8/4/11	Euro 600,000	United States Dollar 791,274	Deutsche Bank	(95,076)
8/5/11	Sri Lankan Rupee 135,510,000	United States Dollar 1,165,677	HSBC Bank USA	(60,440)
8/25/11	Euro 1,355,000	United States Dollar 1,707,436	Deutsche Bank	(292,812)
9/7/11	Israeli Shekel 5,711,600	United States Dollar 1,633,987	Barclays Bank PLC	(46,029)
9/7/11	Israeli Shekel 15,576,800	United States Dollar 4,455,861	Deutsche Bank	(125,913)
9/8/11	Euro 898,000	United States Dollar 1,140,316	Citigroup Global Markets	(184,680)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

10/5/11	Israeli Shekel 2,843,000	United States Dollar 784,601	Barclays Bank PLC	$(50,614)
10/5/11	Israeli Shekel 10,384,500	United States Dollar 2,967,424	Citigroup Global Markets	(83,327)
10/7/11	Sri Lankan Rupee 35,800,000	United States Dollar 316,394	HSBC Bank USA	(5,734)
1/20/12	Sri Lankan Rupee 91,000,000	United States Dollar 808,530	Standard Chartered Bank	(4,787)
3/9/12	Sri Lankan Rupee 30,490,000	United States Dollar 271,263	Standard Chartered Bank	(487)
3/16/12	Sri Lankan Rupee 36,270,000	United States Dollar 320,690	Standard Chartered Bank	(2,448)
3/23/12	Sri Lankan Rupee 67,120,000	United States Dollar 595,299	HSBC Bank USA	(2,449)
4/27/12	Sri Lankan Rupee 61,000,000	United States Dollar 538,869	Standard Chartered Bank	(3,297)

				$(5,327,468)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/2/11	New Turkish Lira 6,003,347	United States Dollar 3,723,313	JPMorgan Chase Bank	$223,661
5/3/11	Romanian Leu 5,303,000	Euro 1,303,028	Credit Suisse	(3,194)
5/4/11	Israeli Shekel 2,579,647	United States Dollar 752,996	Credit Suisse	10,118
5/4/11	Israeli Shekel 1,562,450	United States Dollar 455,906	Standard Bank	6,299
5/4/11	Serbian Dinar 28,871,000	Euro 290,599	Credit Suisse	1,313
5/4/11	Serbian Dinar 28,833,000	Euro 290,597	Raiffeisen Zentralbank	748
5/6/11	Polish Zloty 7,062,851	Euro 1,746,955	Credit Suisse	72,722
5/10/11	Mexican Peso 14,874,934	United States Dollar 1,228,775	Citigroup Global Markets	62,572
5/10/11	Mexican Peso 10,440,000	United States Dollar 859,578	Deutsche Bank	46,757
5/11/11	Hong Kong Dollar 30,326,000	United States Dollar 3,900,500	JPMorgan Chase Bank	4,446
5/11/11	New Turkish Lira 5,333,347	United States Dollar 3,510,166	Deutsche Bank	(9,085)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/12/11	Hong Kong Dollar 30,212,000	United States Dollar 3,903,510	Goldman Sachs, Inc.	$(13,229)
5/16/11	Czech Koruna 72,880,000	Euro 2,986,029	Bank of America	42,814
5/16/11	Euro 2,500,446	United States Dollar 3,615,308	Goldman Sachs, Inc.	86,907
5/16/11	Mexican Peso 38,285,718	United States Dollar 3,224,712	Standard Bank	97,225
5/18/11	Swedish Krona 30,990,000	Euro 3,430,222	Goldman Sachs, Inc.	46,090
5/19/11	Indonesian Rupiah 18,217,000,000	United States Dollar 2,097,283	Credit Suisse	29,108
5/20/11	Indonesian Rupiah 2,822,000,000	United States Dollar 324,293	Barclays Bank PLC	5,099
5/20/11	Indonesian Rupiah 2,435,000,000	United States Dollar 279,885	Deutsche Bank	4,336
5/20/11	Indonesian Rupiah 2,993,000,000	United States Dollar 344,023	Standard Chartered Bank	5,329
5/23/11	Czech Koruna 56,849,529	Euro 2,325,515	Credit Suisse	39,320
5/23/11	Serbian Dinar 9,466,210	Euro 92,870	Deutsche Bank	3,313
5/23/11	Serbian Dinar 47,457,000	Euro 465,265	Standard Bank	17,083
5/23/11	Singapore Dollar 1,327,000	United States Dollar 1,041,029	Deutsche Bank	43,067
5/25/11	Indian Rupee 145,080,000	United States Dollar 3,251,457	Standard Chartered Bank	16,146
5/25/11	Mexican Peso 4,657,000	United States Dollar 396,712	Credit Suisse	7,037
5/26/11	Yuan Renminbi 3,918,075	United States Dollar 595,000	Bank of America	10,798
5/26/11	Yuan Renminbi 7,839,720	United States Dollar 1,190,000	Barclays Bank PLC	22,147
5/26/11	Yuan Renminbi 3,918,670	United States Dollar 595,000	Citigroup Global Markets	10,890
5/31/11	Norwegian Krone 15,000,000	Euro 1,926,448	Goldman Sachs, Inc.	3,258
5/31/11	Polish Zloty 2,940,000	Euro 746,363	Standard Bank	58
5/31/11	South Korean Won 2,238,000,000	United States Dollar 2,000,715	Barclays Bank PLC	92,328
5/31/11	South Korean Won 2,142,200,000	United States Dollar 1,915,072	Citigroup Global Markets	88,376
5/31/11	Swedish Krona 21,830,400	Euro 2,469,670	Credit Suisse	(47,613)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/3/11	Yuan Renminbi 2,300,000	United States Dollar 347,642	Bank of America	$8,423
6/3/11	Yuan Renminbi 2,300,000	United States Dollar 347,485	Deutsche Bank	8,580
6/6/11	Indonesian Rupiah 10,687,000,000	United States Dollar 1,229,521	Bank of America	17,292
6/6/11	Indonesian Rupiah 10,687,000,000	United States Dollar 1,229,946	Deutsche Bank	16,867
6/7/11	Singapore Dollar 1,315,000	United States Dollar 1,036,984	Bank of America	37,302
6/7/11	Singapore Dollar 1,315,000	United States Dollar 1,037,271	Citigroup Global Markets	37,015
6/7/11	Swedish Krona 15,555,000	Euro 1,727,105	Credit Suisse	13,899
6/9/11	Indonesian Rupiah 4,510,000,000	United States Dollar 509,317	Standard Chartered Bank	16,759
6/9/11	South Korean Won 560,000,000	United States Dollar 520,785	Bank of America	2,867
6/9/11	South Korean Won 710,000,000	United States Dollar 660,895	Credit Suisse	3,020
6/10/11	South Korean Won 697,000,000	United States Dollar 637,112	Barclays Bank PLC	14,606
6/10/11	South Korean Won 709,000,000	United States Dollar 648,110	Citigroup Global Markets	14,828
6/10/11	South Korean Won 716,000,000	United States Dollar 654,419	Goldman Sachs, Inc.	15,064
6/13/11	Indian Rupee 22,350,000	United States Dollar 500,448	Bank of America	1,218
6/13/11	Indian Rupee 25,116,000	United States Dollar 562,382	Barclays Bank PLC	1,369
6/13/11	Indian Rupee 27,320,000	United States Dollar 611,870	Credit Suisse	1,352
6/13/11	Indian Rupee 27,320,000	United States Dollar 611,870	Goldman Sachs, Inc.	1,352
6/13/11	Malaysian Ringgit 10,300,000	United States Dollar 3,408,903	Standard Chartered Bank	70,001
6/14/11	South Korean Won 63,500,000	United States Dollar 57,949	Barclays Bank PLC	1,411
6/14/11	South Korean Won 57,500,000	United States Dollar 52,478	Goldman Sachs, Inc.	1,273
6/15/11	Yuan Renminbi 9,800,000	United States Dollar 1,483,724	Citigroup Global Markets	35,493
6/15/11	Yuan Renminbi 20,600,000	United States Dollar 3,116,490	HSBC Bank USA	76,968

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/21/11	Serbian Dinar 28,785,000	Euro 279,656	HSBC Bank USA	$11,134
6/27/11	Norwegian Krone 15,407,300	Euro 1,975,624	Standard Bank	5,263
6/30/11	Hungarian Forint 397,852,974	Euro 1,493,722	Standard Bank	5,877
6/30/11	Indian Rupee 16,060,000	United States Dollar 357,923	Citigroup Global Markets	1,508
6/30/11	Indian Rupee 15,180,000	United States Dollar 338,311	Deutsche Bank	1,426
6/30/11	Indian Rupee 15,920,000	United States Dollar 354,803	HSBC Bank USA	1,495
7/5/11	Serbian Dinar 57,704,000	Euro 570,057	Deutsche Bank	5,579
7/18/11	Ghanaian Cedi 544,860	United States Dollar 353,117	Standard Bank	1,056
7/20/11	Ghanaian Cedi 1,067,600	United States Dollar 691,899	Standard Bank	1,723
7/22/11	Malaysian Ringgit 2,144,000	United States Dollar 709,042	Credit Suisse	14,196
7/29/11	Serbian Dinar 28,410,000	Euro 276,631	Citigroup Global Markets	5,966
7/29/11	Serbian Dinar 37,720,000	Euro 368,000	Standard Bank	6,862
8/4/11	Serbian Dinar 26,706,000	Euro 261,567	JPMorgan Chase Bank	2,725
8/12/11	Yuan Renminbi 3,880,000	United States Dollar 581,448	Bank of America	23,588
11/28/11	Yuan Renminbi 3,863,930	United States Dollar 595,000	Barclays Bank PLC	12,086
11/28/11	Yuan Renminbi 3,865,418	United States Dollar 595,000	JPMorgan Chase Bank	12,320
11/28/11	Yuan Renminbi 7,729,050	United States Dollar 1,190,000	Standard Chartered Bank	24,359
1/30/12	Yuan Renminbi 3,560,000	United States Dollar 551,271	Bank of America	10,237
1/30/12	Yuan Renminbi 12,255,100	United States Dollar 1,899,927	Barclays Bank PLC	33,034

				$1,603,637

At April 30, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $296,717 and a payable of $149,127.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

6/11	16 Euro-Bobl	Short	$(2,740,957)	$(2,731,004)	$9,953
6/11	20 Euro-Bund	Short	(3,627,929)	(3,641,259)	(13,330)
6/11	6 Euro-Buxl	Short	(923,704)	(921,572)	2,132
6/11	19 Gold	Short	(2,774,061)	(2,957,160)	(183,099)
6/11	7 Japan 10-Year Bond	Short	(11,982,371)	(12,085,927)	(103,556)
6/11	47 U.S. 5-Year Treasury Note	Short	(5,478,438)	(5,568,032)	(89,594)
7/11	22 Platinum	Long	1,973,547	2,052,050	78,503

					$(298,991)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Fund				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	ILS 2,650	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(3,870)
Bank of America	ILS 2,600	Receive	3-month ILS TELBOR	4.54	1/6/15	(10,028)
Bank of America	ZAR 5,852	Receive	3-month ZAR JIBAR	6.86	11/17/15	23,257
Bank of America	ZAR 6,082	Receive	3-month ZAR JIBAR	7.18	12/15/15	14,288
Bank of America	ZAR 2,773	Receive	3-month ZAR JIBAR	7.26	11/16/20	22,971
Bank of America	ZAR 5,850	Receive	3-month ZAR JIBAR	7.42	11/17/20	38,683
Bank of America	ZAR 4,072	Receive	3-month ZAR JIBAR	7.31	11/19/20	31,576
Barclays Bank PLC	ILS 1,311	Receive	3-month ILS TELBOR	5.15	3/5/20	1,117
Barclays Bank PLC	ILS 1,334	Receive	3-month ILS TELBOR	5.16	3/8/20	929
Citigroup Global Markets	ZAR 2,659	Receive	3-month ZAR JIBAR	7.29	11/19/20	21,178
Deutsche Bank	ZAR 2,073	Receive	3-month ZAR JIBAR	6.71	11/19/15	10,137
Deutsche Bank	ZAR 3,825	Receive	3-month ZAR JIBAR	7.26	11/16/20	31,685
Deutsche Bank	ZAR 2,467	Receive	3-month ZAR JIBAR	7.27	11/19/20	20,165

						$202,088

ILS - Israeli Shekel
ZAR - South African Rand

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection
						Current
						Market		Upfront
		Notional	Contract			Annual		Payments	Net Unrealized
		Amount*	Annual		Termination	Fixed	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$2,608	5.00	%(1)	6/20/13	4.38%	$48,109	$(15,678)	$32,431
Argentina	Bank of America	859	5.00	(1)	6/20/13	4.38	15,851	(11,782)	4,069
Argentina	Bank of America	430	5.00	(1)	6/20/13	4.38	7,927	(6,067)	1,860
Argentina	Bank of America	437	5.00	(1)	6/20/13	4.38	8,069	(8,146)	(77)
Argentina	Bank of America	442	5.00	(1)	6/20/13	4.38	8,144	(8,494)	(350)
Argentina	Credit Suisse	435	5.00	(1)	6/20/13	4.38	8,024	(2,615)	5,409
Argentina	Credit Suisse	446	5.00	(1)	6/20/13	4.38	8,228	(4,483)	3,745
Argentina	Credit Suisse	442	5.00	(1)	6/20/13	4.38	8,153	(6,257)	1,896
Argentina	Credit Suisse	384	5.00	(1)	6/20/13	4.38	7,083	(5,436)	1,647
Argentina	Credit Suisse	608	5.00	(1)	6/20/16	3.79	(16,854)	15,039	(1,815)
Argentina	Credit Suisse	432	5.00	(1)	6/20/16	3.79	(11,974)	9,815	(2,159)
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.38	8,153	(6,257)	1,896
Argentina	Deutsche Bank	279	5.00	(1)	6/20/13	4.38	5,150	(3,950)	1,200
Argentina	Deutsche Bank	442	5.00	(1)	6/20/13	4.38	8,144	(8,494)	(350)
Iceland	JPMorgan Chase Bank	2,600	1.75		3/20/18	2.50	(106,251)	—	(106,251)
Iceland	JPMorgan Chase Bank	1,000	2.10		3/20/23	2.49	(29,272)	—	(29,272)
Iceland	JPMorgan Chase Bank	1,000	2.45		3/20/23	2.49	(170)	—	(170)
South Africa	Bank of America	200	1.00	(1)	12/20/15	1.10	(704)	1,497	793
South Africa	Bank of America	55	1.00	(1)	12/20/15	1.10	(194)	432	238
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/15	1.10	(511)	1,274	763
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/15	1.10	(282)	697	415
South Africa	Credit Suisse	200	1.00	(1)	12/20/15	1.10	(704)	1,760	1,056
South Africa	Credit Suisse	85	1.00	(1)	12/20/15	1.10	(299)	814	515
South Africa	Deutsche Bank	155	1.00	(1)	12/20/15	1.10	(546)	1,362	816
South Africa	Goldman Sachs, Inc.	205	1.00	(1)	12/20/15	1.10	(721)	1,890	1,169
South Africa	Goldman Sachs, Inc.	90	1.00	(1)	12/20/15	1.10	(317)	862	545

							$(27,764)	$(52,217)	$(79,981)

Credit Default Swaps — Buy Protection
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Austria	Barclays Bank PLC	$2,200	0.44%		12/20/13	$(7,709)	$—	$(7,709)
Austria	Barclays Bank PLC	1,000	1.42		3/20/14	(32,455)	—	(32,455)
Brazil	Bank of America	1,000	1.00	(1)	6/20/20	33,008	(33,516)	(508)
Brazil	Bank of America	625	1.00	(1)	6/20/20	20,631	(26,432)	(5,801)
Brazil	Bank of America	680	1.00	(1)	12/20/20	24,865	(24,433)	432
Brazil	Bank of America	300	1.00	(1)	12/20/20	10,970	(10,544)	426
Brazil	Bank of America	100	1.00	(1)	12/20/20	3,656	(3,362)	294

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Barclays Bank PLC	$2,300	1.65%		9/20/19	$(46,562)	$—	$(46,562)
Brazil	Barclays Bank PLC	630	1.00	(1)	12/20/20	23,036	(23,164)	(128)
Brazil	Citigroup Global Markets	100	1.00	(1)	12/20/20	3,657	(3,402)	255
Brazil	Credit Suisse	775	1.00	(1)	6/20/20	25,582	(38,730)	(13,148)
Brazil	Deutsche Bank	170	1.00	(1)	12/20/20	6,217	(6,451)	(234)
Brazil	HSBC Bank USA	775	1.00	(1)	6/20/20	25,582	(37,114)	(11,532)
Brazil	HSBC Bank USA	130	1.00	(1)	12/20/20	4,754	(4,422)	332
Brazil	Standard Chartered Bank	130	1.00	(1)	12/20/20	4,754	(4,422)	332
Egypt	Bank of America	350	1.00	(1)	6/20/15	29,683	(17,963)	11,720
Egypt	Bank of America	1,400	1.00	(1)	9/20/15	127,106	(58,871)	68,235
Egypt	Barclays Bank PLC	105	1.00	(1)	6/20/15	8,905	(3,543)	5,362
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	52,486	(30,402)	22,084
Egypt	Citigroup Global Markets	300	1.00	(1)	6/20/20	52,486	(31,936)	20,550
Egypt	Deutsche Bank	650	1.00	(1)	6/20/15	55,125	(29,270)	25,855
Egypt	Deutsche Bank	210	1.00	(1)	6/20/15	17,810	(7,009)	10,801
Egypt	Deutsche Bank	300	1.00	(1)	6/20/15	25,442	(15,692)	9,750
Egypt	Deutsche Bank	200	1.00	(1)	6/20/15	16,962	(10,129)	6,833
Egypt	Deutsche Bank	350	1.00	(1)	6/20/20	61,234	(35,638)	25,596
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	52,485	(27,032)	25,453
Egypt	Deutsche Bank	300	1.00	(1)	6/20/20	52,486	(30,588)	21,898
Egypt	JPMorgan Chase Bank	350	1.00	(1)	6/20/15	29,683	(17,963)	11,720
Guatemala	Citigroup Global Markets	1,286	1.00	(1)	9/20/20	86,183	(92,749)	(6,566)
Italy	Credit Suisse	6,800	0.20		12/20/16	433,502	—	433,502
Lebanon	Barclays Bank PLC	500	1.00	(1)	12/20/14	37,386	(28,029)	9,357
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	24,281	(16,474)	7,807
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	8,094	(5,590)	2,504
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	8,094	(6,393)	1,701
Lebanon	Citigroup Global Markets	1,200	3.30		9/20/14	(8,141)	—	(8,141)
Lebanon	Citigroup Global Markets	1,000	1.00	(1)	12/20/14	74,773	(56,904)	17,869
Lebanon	Citigroup Global Markets	500	1.00	(1)	12/20/14	37,386	(28,029)	9,357
Lebanon	Citigroup Global Markets	350	1.00	(1)	12/20/14	26,170	(19,226)	6,944
Lebanon	Citigroup Global Markets	300	1.00	(1)	3/20/15	24,282	(14,676)	9,606
Lebanon	Credit Suisse	800	1.00	(1)	3/20/15	64,751	(43,907)	20,844
Lebanon	Credit Suisse	200	1.00	(1)	3/20/15	16,188	(11,041)	5,147
Lebanon	Credit Suisse	100	1.00	(1)	6/20/15	8,710	(5,471)	3,239
Lebanon	Deutsche Bank	200	1.00	(1)	3/20/15	16,188	(10,192)	5,996
Lebanon	Deutsche Bank	100	1.00	(1)	6/20/15	8,710	(5,471)	3,239
Malaysia	Bank of America	800	0.83		12/20/14	(9,064)	—	(9,064)
Malaysia	Barclays Bank PLC	2,100	2.40		3/20/14	(123,699)	—	(123,699)
Malaysia	Barclays Bank PLC	1,600	0.82		12/20/14	(17,539)	—	(17,539)
Malaysia	Citigroup Global Markets	2,000	2.45		3/20/14	(120,793)	—	(120,793)
Philippines	Barclays Bank PLC	1,000	1.70		12/20/14	(30,342)	—	(30,342)
Philippines	Barclays Bank PLC	1,500	1.84		12/20/14	(53,243)	—	(53,243)
Philippines	Barclays Bank PLC	1,100	1.85		12/20/14	(39,450)	—	(39,450)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Philippines	Barclays Bank PLC	$655	1.00	%(1)	3/20/15	$(1,706)	$(14,803)	$(16,509)
Philippines	Citigroup Global Markets	800	1.84		12/20/14	(28,396)	—	(28,396)
Philippines	Citigroup Global Markets	1,100	1.86		12/20/14	(39,856)	—	(39,856)
Philippines	Credit Suisse	5,000	2.15		9/20/11	(50,008)	—	(50,008)
Philippines	JPMorgan Chase Bank	5,000	2.17		9/20/11	(50,517)	—	(50,517)
Philippines	JPMorgan Chase Bank	1,100	1.69		12/20/14	(32,971)	—	(32,971)
Philippines	JPMorgan Chase Bank	656	1.00	(1)	3/20/15	(1,708)	(14,826)	(16,534)
Russia	Bank of America	625	1.00	(1)	6/20/15	2,032	(28,533)	(26,501)
Russia	Citigroup Global Markets	600	1.00	(1)	6/20/15	1,951	(7,709)	(5,758)
Russia	Credit Suisse	700	1.00	(1)	3/20/15	1,137	(7,791)	(6,654)
Russia	Credit Suisse	600	1.00	(1)	6/20/15	1,951	(7,287)	(5,336)
Russia	Deutsche Bank	600	1.00	(1)	6/20/15	1,951	(7,287)	(5,336)
Russia	Goldman Sachs, Inc.	625	1.00	(1)	6/20/15	2,032	(28,533)	(26,501)
South Africa	Bank of America	1,200	1.00	(1)	12/20/19	39,896	(48,098)	(8,202)
South Africa	Bank of America	200	1.00	(1)	12/20/20	8,025	(7,428)	597
South Africa	Bank of America	55	1.00	(1)	12/20/20	2,207	(2,241)	(34)
South Africa	Barclays Bank PLC	1,200	1.00	(1)	12/20/19	39,897	(55,600)	(15,703)
South Africa	Barclays Bank PLC	500	1.00	(1)	3/20/20	17,504	(17,760)	(256)
South Africa	Barclays Bank PLC	145	1.00	(1)	12/20/20	5,818	(5,365)	453
South Africa	Barclays Bank PLC	80	1.00	(1)	12/20/20	3,210	(3,138)	72
South Africa	Citigroup Global Markets	655	1.00	(1)	12/20/19	21,777	(34,504)	(12,727)
South Africa	Citigroup Global Markets	200	1.00	(1)	3/20/20	7,001	(11,087)	(4,086)
South Africa	Citigroup Global Markets	400	1.00	(1)	3/20/20	14,003	(22,886)	(8,883)
South Africa	Credit Suisse	400	1.00	(1)	3/20/20	14,003	(15,581)	(1,578)
South Africa	Credit Suisse	200	1.00	(1)	3/20/20	7,002	(9,478)	(2,476)
South Africa	Credit Suisse	200	1.00	(1)	12/20/20	8,025	(7,898)	127
South Africa	Credit Suisse	85	1.00	(1)	12/20/20	3,410	(3,527)	(117)
South Africa	Deutsche Bank	155	1.00	(1)	12/20/20	6,219	(5,977)	242
South Africa	Goldman Sachs, Inc.	205	1.00	(1)	12/20/20	8,226	(8,065)	161
South Africa	Goldman Sachs, Inc.	90	1.00	(1)	12/20/20	3,611	(3,598)	13
South Africa	JPMorgan Chase Bank	310	1.00	(1)	12/20/19	10,307	(20,437)	(10,130)
South Africa	JPMorgan Chase Bank	600	1.00	(1)	12/20/19	19,949	(32,959)	(13,010)
South Africa	JPMorgan Chase Bank	300	1.00	(1)	3/20/20	10,502	(11,480)	(978)
South Africa	JPMorgan Chase Bank	400	1.00	(1)	3/20/20	14,003	(15,855)	(1,852)
South Africa	JPMorgan Chase Bank	200	1.00	(1)	3/20/20	7,001	(10,955)	(3,954)
Spain	Barclays Bank PLC	300	1.00	(1)	3/20/20	28,066	(3,202)	24,864
Spain	Barclays Bank PLC	1,080	1.00	(1)	12/20/20	106,789	(107,985)	(1,196)
Spain	Citigroup Global Markets	1,200	1.00	(1)	3/20/20	112,264	(29,243)	83,021
Spain	Citigroup Global Markets	1,200	1.00	(1)	3/20/20	112,264	(60,220)	52,044
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	112,264	(27,614)	84,650
Spain	Deutsche Bank	1,200	1.00	(1)	3/20/20	112,264	(60,220)	52,044
Spain	Deutsche Bank	500	1.00	(1)	6/20/20	47,688	(32,374)	15,314
Spain	Deutsche Bank	1,045	1.00	(1)	12/20/20	103,329	(104,486)	(1,157)
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	53,018	—	53,018

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
							Upfront
		Notional	Contract				Payments	Net Unrealized
		Amount	Annual		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	(Paid)	(Depreciation)

Thailand	Citigroup Global Markets	$1,600	0.86%		12/20/14	$1,319	$—	$1,319
Thailand	Citigroup Global Markets	900	0.95		9/20/19	26,425	—	26,425
Thailand	JPMorgan Chase Bank	800	0.87		12/20/14	367	—	367
Uruguay	Citigroup Global Markets	300	1.00	(1)	6/20/20	22,963	(20,927)	2,036
Uruguay	Deutsche Bank	600	1.00	(1)	6/20/20	45,927	(40,874)	5,053
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank	470	1.00	(1)	3/20/15	123,837	(20,326)	103,511
Banco de Sabadell, S.A.	JPMorgan Chase Bank	470	3.00	(1)	3/20/15	26,651	(2,391)	24,260
Citibank Corp.	Bank of America	683	1.00	(1)	9/20/20	21,332	(40,588)	(19,256)
Citibank Corp.	JPMorgan Chase Bank	683	1.00	(1)	9/20/20	21,331	(42,959)	(21,628)
Erste Group Bank AG	Barclays Bank PLC	470	1.00	(1)	3/20/15	16,395	(25,938)	(9,543)
ING Verzekeringen N.V.	JPMorgan Chase Bank	470	1.00	(1)	3/20/15	21,570	(11,667)	9,903
OAO Gazprom	Bank of America	700	1.00	(1)	6/20/20	56,550	(88,192)	(31,642)
OAO Gazprom	Barclays Bank PLC	500	1.00	(1)	6/20/15	13,091	(27,441)	(14,350)
OAO Gazprom	Deutsche Bank	500	1.00	(1)	6/20/15	13,091	(27,616)	(14,525)
OAO Gazprom	Deutsche Bank	170	1.00	(1)	9/20/20	14,135	(19,107)	(4,972)
OAO Gazprom	Deutsche Bank	200	1.00	(1)	9/20/20	16,630	(23,194)	(6,564)
OAO Gazprom	Goldman Sachs, Inc.	170	1.00	(1)	9/20/20	14,135	(19,220)	(5,085)
OAO Gazprom	Goldman Sachs, Inc.	310	1.00	(1)	9/20/20	25,776	(36,807)	(11,031)
Rabobank Nederland N.V.	JPMorgan Chase Bank	470	1.00	(1)	3/20/15	(2,646)	(340)	(2,986)
Raiffeisen Zentralbank	Barclays Bank PLC	470	1.00	(1)	3/20/15	22,353	(35,017)	(12,664)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR 1,260	1.00	(1)	6/20/16	23,537	(37,520)	(13,983)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR 1,800	1.00	(1)	6/20/16	147,756	(184,817)	(37,061)

						$2,692,265	$(2,477,151)	$215,114

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2011, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $14,501,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net
	Received)	Delivered)			Termination	Unrealized
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	Depreciation

Citigroup Global Markets	TRY 1,163	$729	3 Month USD-LIBOR-BBA	8.23%	2/25/21	$(34,222)
Deutsche Bank	TRY 4,266	2,680	3 Month USD-LIBOR-BBA	8.20	2/24/21	(127,776)

$(161,998)

TRY - New Turkish Lira

The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Fund enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures, options on futures and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into swap contracts, over-the-counter options, forward commodity contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2011, the amount of derivatives with credit-related contingent features in a net liability position was $4,073,514. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,846,916 at April 30, 2011.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, over-the-counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk was $3,722,513, with the highest amount from any one counterparty being $695,015. Such maximum amount would be reduced by any unamortized upfront payments received by the Fund. Such amount would be increased by any unamortized upfront payments made by the Fund. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At April 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $3,339,542 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2011 was as follows:

	Fair Value
		Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$111,699	$—	$4,400
Net unrealized appreciation*	—	—	12,085	78,503
Receivable for open and closed forward foreign currency exchange contracts	—	1,989,831	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	3,530,105	—	215,986	—

Total Asset Derivatives	$3,530,105	$2,101,530	$228,071	$82,903

Net unrealized appreciation*	$—	$—	$(206,480)	$(183,099)
Payable for open forward commodity contracts	—	—	—	(401,224)
Payable for open and closed forward foreign currency exchange contracts	—	(5,566,072)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(865,604)	—	(175,896)	—

Total Liability Derivatives	$(865,604)	$(5,566,072)	$(382,376)	$(584,323)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2011 was as follows:

		Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Exchange	Rate	Commodity

Net realized gain (loss) —
Financial futures contracts	$—	$370,075	$—	$(102,834)
Swap contracts	(641,304)	—	(13,640)	—
Foreign currency and forward foreign currency exchange contract transactions	—	(1,607,476)	—	—

Total	$(641,304)	$(1,237,401)	$(13,640)	$(102,834)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(218,175)	$—	$(30,350)
Financial futures contracts	—	—	(4,222)	(104,596)
Swap contracts	622,318	—	178,574	—
Forward commodity contracts	—	—	—	(401,224)
Foreign currency and forward foreign currency exchange contracts	—	(1,998,110)	—	—

Total	$622,318	$(2,216,285)	$174,352	$(536,170)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $18,995,000, $778,000, $237,900,000 and $112,267,000, respectively.

The average principal amount of purchased currency options contracts and the average number of purchased commodity options contracts outstanding during the six months ended April 30, 2011, which are indicative of the volume of these derivative types, were approximately $16,358,000 and 4 contracts, respectively.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $150 million ($125 million prior to February 4, 2011) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Fund pays a commitment fee of 0.15% on the borrowing limit. Included in interest expense is $48,935 of amortization of previously paid up-front fees related to the period from November 1, 2010 through February 3, 2011. In connection with the renewal of the Agreement on February 4, 2011, the Fund was not required to pay up-front fees. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2011, the Fund had borrowings outstanding under the Agreement of $117,000,000 at an interest rate of 1.13%. The carrying amount of the borrowings at April 30, 2011 approximated its fair value. For the six months ended April 30, 2011, the average borrowings under the Agreement and the average interest rate were $105,038,674 and 1.24% (annualized), respectively.

9 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests	$—	$152,438,795	$436,948	$152,875,743
Collateralized Mortgage Obligations	—	19,821,044	—	19,821,044
Commercial Mortgage-Backed Securities	—	9,025,266	—	9,025,266
Mortgage Pass-Throughs	—	125,343,448	—	125,343,448
Asset-Backed Securities	—	384,983	—	384,983
Corporate Bonds & Notes	—	1,914,229	—	1,914,229
Foreign Corporate Bonds & Notes	—	2,789,092	—	2,789,092
Foreign Government Bonds	—	54,461,691	—	54,461,691
Common Stocks	6,919	1,394,660	3,081,321	4,482,900
Warrants	—	—	0	0
Precious Metals	7,523,259	—	—	7,523,259
Currency Options Purchased	—	111,699	—	111,699
Put Options Purchased	4,400	—	—	4,400
Short-Term Investments —
Foreign Government Securities	—	84,014,115	—	84,014,115
U.S. Treasury Obligations	86,268	219,784	—	306,052
Repurchase Agreements	—	2,786,562	—	2,786,562
Other Securities	—	2,627,904	—	2,627,904

Total Investments	$7,620,846	$457,333,272	$3,518,269	$468,472,387

Forward Foreign Currency Exchange Contracts	$—	$1,989,831	$—	$1,989,831
Futures Contracts	90,588	—	—	90,588
Swap Contracts	—	3,746,091	—	3,746,091

Total	$7,711,434	$463,069,194	$3,518,269	$474,298,897

Liability Description

Securities Sold Short	$—	$(2,229,074)	$—	$(2,229,074)
Forward Foreign Currency Exchange Contracts	—	(5,566,072)	—	(5,566,072)
Forward Commodity Contracts	—	(401,224)	—	(401,224)
Futures Contracts	(389,579)	—	—	(389,579)
Swap Contracts	—	(1,041,500)	—	(1,041,500)

Total	$(389,579)	$(9,237,870)	$—	$(9,627,449)

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments
	Floating-Rate	in Common	Investments
	Interests	Stocks	in Warrants	Total

Balance as of October 31, 2010	$504,027	$496,034	$—	$1,000,061
Realized gains (losses)	(14)	25,314	—	25,300
Change in net unrealized appreciation (depreciation)*	(117,342)	1,758,737	—	1,641,395
Cost of purchases	57,069	144,983	0	202,052
Proceeds from sales	(6,720)	(65,851)	—	(72,571)
Accrued discount (premium)	(72)	—	—	(72)
Transfers to Level 3**	—	722,104	—	722,104
Transfers from Level 3**	—	—	—	—

Balance as of April 30, 2011	$436,948	$3,081,321	$0	$3,518,269

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$(117,746)	$1,758,737	$—	$1,640,991

*	Amount is included in the related amount on investments in the Consolidated Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of investments.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 25, 2011. The following action was taken by the shareholders:

Item 1: The election of Helen Frame Peters, Lynn A. Stout and Ralph F. Verni as Class III Trustees of the Fund for a three-year term expiring in 2014.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Helen Frame Peters	17,309,152	363,074
Lynn A. Stout	17,306,581	365,645
Ralph F. Verni	17,304,886	367,340

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Short Duration Diversified Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior, secured floating rate loans, foreign debt obligations, including debt of emerging market issuers, and mortgage-backed securities. The Board considered the Adviser’s in-house research capabilities as well as other resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). The Board noted the nature of the management fees which are charged on total leveraged assets, and its relationship to the investment objectives of the Fund. The Board concluded that the fees were appropriate in light of the manner in which the leverage will be used by the Adviser in managing the Fund.

As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary is managed by Eaton Vance Management pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected to the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Short Duration Diversified Income Fund

Payson F. Swaffield President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Short Duration Diversified Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2011, Fund records indicate that there are 36 registered shareholders and approximately 13,342 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVG.

Eaton Vance
Short Duration Diversified Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2319-6/11	CE-SDDISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Contract Review Committee except as contemplated under the Fund Policy. The Board’s Contract Review Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Contract Review Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.
(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: June 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 8, 2011

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: June 8, 2011